1933 Act File No. 33-47641
                                                      1940 Act File No. 811-6650

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                         Pre-Effective Amendment No.                       [ ]

                       Post-Effective Amendment No. 21                     [X]

                                     and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT        [X]
                                     OF 1940

                               Amendment No. 21                            [X]

                            LORD ABBETT RESEARCH FUND
                            -------------------------
               Exact Name of Registrant as Specified in Charter

                 767 FIFTH AVENUE, NEW YORK, N. Y. 10153-0203
                 --------------------------------------------
                      Address of Principal Executive Office

                 Registrant's Telephone Number  (212) 848-1800
                 ---------------------------------------------

                         Thomas F. Konop, Vice President
                    767 FIFTH AVENUE, NEW YORK, N. Y. 10153
                    ---------------------------------------
                      Name and Address of Agent for Service

It is proposed that this filing will become effective (check appropriate box)

|_|      immediately upon filing pursuant to paragraph (b)

|_|      on (date) pursuant to paragraph (b)

|X|      60 days after filing pursuant to paragraph (a) (1)

|_|      on (date) pursuant to paragraph (a) (1)

|_|      75 days after filing pursuant to paragraph (a) (2)

|_|      on (date) pursuant to paragraph (a) (2) of rule 485

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            Prospectus April 1, 1999

Lord Abbett Research Fund

                                       Large-Cap Research Fund
                                       Growth Opportunities Fund
                                       Small-Cap Value Fund

[LOGO](R) LORD, ABBETT & CO.
          Investment Management
A Tradition of Performance Through Disciplined Investing

As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this Prospectus is accurate or complete, and it has not judged these funds for investment merit. It is a criminal offense to state otherwise.

Class P shares of the Fund are neither offered to the general public nor available in all states. Please call 800-821-5129 for further information.

                               Table of Contents

The Funds                                                       Page

Information about the goal/ approach, main risks, past performance, fees and expenses

      Large-Cap Research Fund                                     2
      Growth Opportunities Fund                                   4
      Small-Cap Value Fund                                        6

Your Investment

Information for managing your fund account

      Purchases                                                   8
      Opening Your Account                                        10
      Redemptions                                                 11
      Distributions and Taxes                                     11
      Services For Fund Investors                                 12
      Sales Charges and Service Fees                              13
      Management                                                  13

Financial Information

How to learn more about the funds

      Other Investment Techniques                                 15
      Glossary of Shaded Terms                                    17

Financial highlights of each fund, state risks and broker compensation

      Large-Cap Research Fund                                     20
      Growth Opportunities Fund                                   22
      Small-Cap Value Fund                                        24
      Recent Performance                                          26

For More Information

How to learn more about the fund and other Lord Abbett funds

      Back Cover

                                                         Large-Cap Research Fund

                                                     Symbols:    Class A - LRLCX
                                                                 Class B - LARBX
                                                                 Class C - LLRCX
                                                                 Class P -

GOAL / APPROACH

      The Large-Cap Research Fund seeks growth of capital and growth of income consistent with reasonable risk. Normally, we invest in the undervalued common stocks of large- capitalization companies with outstanding equity securities having an aggregate market value of at least $1.5 billion. Current income is not emphasized.

      In choosing stocks, we look for companies using the following process:

      o Quantitative research is performed on a universe of large, seasoned U.S. companies to identify those whose stocks we believe represent the best bargains.

      o Fundamental research is conducted to identify current bargain priced securities among the largest publicly traded companies.

      Under normal circumstances, at least 65% of the Large-Cap Research Fund's total assets will consist of investments made in large companies, determined at the time of purchase.

      Information on recent market conditions and the fund's strategies can be found under "Recent Performance" and in the current annual/semi-annual report (see back cover). The report also has the fund's holdings information.

MAIN RISKS

      The companies in which the fund invests will have good prospects for improvement in earnings trends or asset values. The fund will invest in companies on the basis of the fundamental economic and business factors which will affect future earnings and which the fund believes are the primary factors determining the future market valuation of stocks. There can be no assurance that stocks selected for our portfolio will appreciate in value or that their dividends will increase or be maintained.

      At the time of purchase, securities selected for our portfolio may be largely neglected by the investment community or, if widely followed, they may be out of favor or at least controversial. Our investment portfolio typically will encompass less market risk as measured by its price-to-normal-earnings and price-to-book-value ratios.
      Individual-security risk is managed through broad industry diversification.

      The fund may invest up to 10% of net assets in foreign securities. Foreign securities markets may not be subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets. Foreign investments are subject to currency exposure. Investors should also be aware that the fund has the ability to invest in derivatives. The

      The fund may take a temporary defensive position by investing some of its assets in short-term debt securities. This could reduce the benefit from any upswing in the market.

We or the fund refers to the Lord Abbett Large-Cap Research Fund ("Large-Cap Research Fund"), a separate portfolio of Lord Abbett Re-search Fund, Inc. (the "company"). The fund operates under the supervision of the company's Board, with the advice of Lord, Abbett & Co.("Lord Abbett"), its investment manager.

About the fund. The fund is a professionally managed portfolio primarily holding stocks purchased with the pooled money of investors. It strives to reach its stated goal, although as with all mutual funds, it cannot guarantee results.

An investment in the fund is not a bank deposit. It is not FDIC-insured or government-endorsed. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Large companies are established companies that are considered "known quantities." Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Seasoned companies are usually established companies whose securities have gained a reputation for quality with the investing public and enjoy liquidity in the market.

You should read this entire prospectus, including "Other Investment Techniques," which concisely describes the other investment strategies used by the fund and their risks.


2 / The Funds

                                                         Large-Cap Research Fund

                                 AWAITING DATA

PAST PERFORMANCE

      The information below provides some indication of the risks of investing in the fund, showing changes in the fund's performance from calendar year to calendar year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.

================================================================================

      The table below shows a comparison of the fund's class A, B and C average annual total return to that of the S&P 500(R) Index. Fund returns assume reinvestment of dividends and distributions and payment of the maximum applicable front-end or deferred sales charge. All periods end on December 31, 1998.

Class                         1 Year    5 Years   10 Years      Inception(i)

A                              0.00%      0.00%      0.00%          0.00%
--------------------------------------------------------------------------------
B                              0.00%      0.00%      0.00%          0.00%
--------------------------------------------------------------------------------
C                              0.00%      0.00%      0.00%          0.00%
--------------------------------------------------------------------------------
S&P 500(R)Index(ii)            0.00%      0.00%      0.00%          0.00%(iii)
--------------------------------------------------------------------------------

FEES AND EXPENSES

      This table describes the fees and expenses that you may pay if you buy shares of the fund.

===========================================================================================
Fee table
===========================================================================================
                                                Class A    Class B      Class C     Class P
Shareholder Fees (Fees paid directly from your investment)
-------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
-------------------------------------------------------------------------------------------
(as a % of offering price)                         5.75%     none          none        none
-------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (See "Purchases")    none      5.00%(2)(5)   1.00%(3)    none
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from
fund assets) (as a % of average net assets)(1)
-------------------------------------------------------------------------------------------
Management Fees (See "Management")                 0.75%     0.75%         0.75%       0.00%
-------------------------------------------------------------------------------------------
Distribution and Service (12b-1 Fees)(4)           0.35%     1.00%         1.00%       0.00%
-------------------------------------------------------------------------------------------
Other Expenses (See "Management")                  0.00%     0.00%         0.00%       0.00%
-------------------------------------------------------------------------------------------
Total Operating Expenses                           0.00%     0.00%         0.00%       0.00%
-------------------------------------------------------------------------------------------

================================================================================
Expense example
================================================================================

This example, like that in other funds' prospectuses, assumes a $10,000 initial investment at maximum sales charge, if any, 5% total return each year and no changes in expenses. You pay the following expenses over the course of each period shown if you sell your shares at the end of the period, although your actual cost may be higher or lower. The expenses include any applicable contingent deferred sales charges.

Share class                   1 Year     3 Years    5 Years   10 Years

Class A shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------
Class B shares(5)               $000        $000       $000       $000
--------------------------------------------------------------------------------
Class C shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------
Class P shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------

You would pay the following expenses on the same investment, assuming you kept your shares.

Class A shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------
Class B shares(5)               $000        $000       $000       $000
--------------------------------------------------------------------------------
Class C shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------
Class P shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------

This example is for comparison and is not a representation of the fund's actual expenses or returns, either past or present.

Past performance is not a prediction of future results.

--------------------------------------------------------------------------------
(i) The dates of inception for each class are: A - 6/3/92; B - 8/1/96; and C - 4/1/97.
(ii) Performance for the unmanaged S&P 500(R) Index does not reflect transaction costs or management fees.
(iii) This represents total returns for the period _________, provided to correspond with the class B and C inception dates.

Management fees are payable to Lord Abbett for the fund's investment management.

12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as transfer agency,legal and share registration fees.

--------------------------------------------------------------------------------
(1) The annual operating expenses have been restated from fiscal year amounts to reflect current fees.
(2) 5.00% if shares are redeemed before the 1st anniversary of purchase, declining to 1.00% before the 6th anniversary and eliminated on and after the 6th anniversary.
(3)   1.00% if shares are redeemed before 1st anniversary of purchase.
(4) Because 12b-1 distribution fees (up to: 0.35%- class A; 0.75%- classes B and C; and 0.20% - class P) are paid out on an on-going basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Service fees under each class's 12b-1 Plan are up to 0.25%.
(5) Class B shares will convert to class A shares on the eighth anniversary of your original purchase of class B shares.


                                                                   The Funds / 3

                                                       Growth Opportunities Fund

                                                           Symbols:    Class A -
                                                                       Class B -
                                                                       Class C -
                                                                       Class P -

GOAL / APPROACH

      The Growth Opportunities Fund seeks capital appreciation. Normally, we invest primarily in common stocks of middle-sized companies with outstanding equity securities having an aggregate market value between $1 billion and $6 billion. The fund uses a growth style of investing which means that we favor companies that show the potential for stronger than expected earnings or growth. Under normal circumstances, at least 65% of our total assets will consist of investments made in growth companies, as determined at the time of purchase.

      In choosing stocks, we look for companies using the following process:

      o Quantitative research is performed on a universe of middle-sized companies to identify those with superior growth possibilities.

      o Fundamental research is performed to identify companies likely to produce superior returns over a thirty-six month time frame, by analyzing the dynamics in each company with its industry and within the economy.

      Before July 15, 1998, the fund used a value style of investing. This meant that companies were selected without regard to current earnings under a process that sought to identify and invest in undervalued securities.

      Information on recent market conditions and the fund's strategies can be found under "Recent Performance" and in the current annual/semi-annual report (see back cover). The report also has the fund's holdings information.

MAIN RISKS

      The value of your investment will fluctuate in response to stock market movements. In addition, growth stocks tend to be more volatile than slower-growing stocks. This means that the fund could be more volatile than the stock market as a whole.

      While typically fully invested, we may take a temporary defensive position by investing some of our assets in short-term debt securities. This could reduce the benefit from any upswing in the market.

We or the fund refers to the Lord Abbett Growth Opportunities Fund ("Growth Opportunities Fund"), a separate portfolio of Lord Abbett Research Fund, Inc. (the "com-pany"). The fund operates under the supervision of the company's Board with the advice of Lord, Abbett & Co. ("Lord Abbett"), its investment manager.

About the fund. The fund is a professionally managed portfolio primarily holding stocks purchased with the pooled money of investors. It strives to reach its stated goal, although as with all mutual funds, it cannot guarantee results.

An investment in the fund is not a bank deposit. It is not FDIC-insured or government-endorsed. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Growth stocks exhibit faster-than-average gains in earnings and are expected to continue profit growth at a high-level. They tend to be more volatile than slower-growing stocks.

You should read this entire prospectus, including "Other Investment Techniques," which concisely describe the other investment strategies used by the fund and their risks.


4 / The Funds

                                                       Growth Opportunities Fund

PAST PERFORMANCE - Growth Opportunities Fund

      The information below provides some indication of the risks of investing in the fund, showing changes in the fund's performance from calendar year to calendar year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.


                                  AWAITING DATA


--------------------------------------------------------------------------------

      The table below shows a comparison of the fund's class A average annual total return to that of the Russell Mid-Cap Growth Index. Fund returns assume reinvestment of dividends and distributions and payment of the maximum applicable front-end or deferred sales charge. All periods end on December 31, 1998.

Class                            1 Year    5 Years   10 Years   Inception(i)

A                                 0.00%      0.00%     0.00%       0.00%
--------------------------------------------------------------------------------
Russell Mid-Cap Growth Index(ii)  0.00%      0.00%     0.00%       0.00%(iii)

Past performance is not a prediction of future results.

--------------------------------------------------------------------------------
(i)   The date of inception class A is: A - 8/1/95.
(ii) Performance for the unmanaged Russell Mid-Cap Growth Index does not reflect transaction costs or management fees.
(iii) This represents total returns for the period ________, provided to correspond with the class A inception date.

FEES AND EXPENSES

      This table describes the fees and expenses that you may pay if you buy shares of the fund.

===========================================================================================
Fee table
===========================================================================================
                                                Class A  Class B        Class C     Class P
Shareholder Fees (Fees paid directly from your investment)
-------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
-------------------------------------------------------------------------------------------
(as a % of offering price)                         5.75%    none           none        none
-------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (See "Purchases")    none     5.00%(2)(5)    1.00%(3)    none
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from fund assets)
(as a % of average net assets)(1)
-------------------------------------------------------------------------------------------
Management Fees (See "Management")                 0.90%    0.90%          0.90%       0.00%
-------------------------------------------------------------------------------------------
Distribution and Service (12b-1 Fees)(4)           0.35%    1.00%          1.00%       0.00%
-------------------------------------------------------------------------------------------
Other Expenses (See "Management")                  0.00%    0.00%          0.00%       0.00%
-------------------------------------------------------------------------------------------
Total Operating Expenses                           0.00%    0.00%          0.00%       0.00%
-------------------------------------------------------------------------------------------

================================================================================
Expense example
================================================================================

This example, like that in other funds' prospectuses, assumes a $10,000 initial investment at maximum sales charge, if any, 5% total return each year and no changes in expenses. You pay the following expenses over the course of each period shown if you sell your shares at the end of the period, although your actual cost may be higher or lower. The expenses include any applicable contingent deferred sales charges.

Share class                   1 Year     3 Years    5 Years   10 Years

Class A shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------
Class B shares(5)               $000        $000       $000       $000
--------------------------------------------------------------------------------
Class C shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------
Class P shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------

You would pay the following expenses on the same investment, assuming you kept your shares.

Class A shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------
Class B shares(5)               $000        $000       $000       $000
--------------------------------------------------------------------------------
Class C shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------
Class P shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------

This example is for comparison and is not a representation of the fund's actual expenses or returns, either past or present.

Management fees are payable to Lord Abbett for the fund's investment management.

12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as transfer agency, legal and share registration fees.

--------------------------------------------------------------------------------
(1) The annual operating expenses have been restated from fiscal year amounts to reflect current fees.
(2) 5.00%if shares are redeemed before 1st anniversary of purchase, declining to 1.00% before 6th anniversary and eliminated on and after 6th anniversary.
(3)   1.00% if shares are redeemed before 1st anniversary of purchase.
(4) Because 12b-1 distribution fees (up to: 0.35%- class A; 0.75%- classes B and C; and 0.20% - class P) are paid out on an on-going basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Service fees under each class's 12b-1 Plan are up to 0.25%.
(5) Class B shares will convert to class A shares on eighth anniversary of your original purchase of class B shares.


                                                                   The Funds / 5

                                                            Small-Cap Value Fund

                                                     Symbols:    Class A - LRSCX
                                                                 Class B - LRSBX
                                                                 Class C - LRSCX
                                                                 Class P -

GOAL / APPROACH

      The fund seeks long-term capital appreciation. Usually we invest primarily in equity securities of smaller companies with market capitalization between $100 million and $750 million.

      In choosing stocks we usually look for companies using the following process:

      o Quantitative research is performed to evaluate various criteria, including price/earnings, price/book value, price/cash flow and price/sales ratios.

      o Fundamental research is conducted to assess the dynamics of each company with its industry and within the economy, by evaluating the company's business strategies in assessing management's ability to execute the strategies and by evaluating the adequacy of a company's financial management.

      Usually, at least 65% of the fund's total assets will be invested in common stocks issued by smaller, less well-known companies (with market capitalizations of less than $1 billion) selected using fundamental investment analysis. The fund may invest up to 35% of its total assets in the securities of larger companies. Companies in which the fund is likely to invest may have more limited product lines, markets or financial resources and may lack management depth or experience as compared with companies with larger market capitalizations.

      Information on recent market conditions and the fund's strategies can be found under "Recent Performance" and in the current annual/semi-annual report (see back cover). The report also has the fund's holdings information.

MAIN RISKS

      Small-company stocks offer significant appreciation potential. Generally, small- companies carry more risk than larger companies. Generally, small companies rely on limited product lines and markets, financial resources, or other factors, and this may make them more susceptible to setbacks or economic downturns. Small-company stocks tend to be more volatile in price, have fewer shares outstanding and trade less frequently than large company stocks. Therefore, small company stocks may be subject to wider price fluctuations. Many small-company stocks are traded over the counter and are not to be traded in the volume typical of stocks listed on a national securities exchange.

      While typically fully invested, we may take a temporary defensive position by investing some of our assets in short-term debt securities. This could reduce the benefit from any upswing in the market.

We or the fund refers to Lord Abbett Small-Cap Value Fund ("Small-Cap Value Fund"), a separate portfolio of the Lord Abbett Research Fund, Inc. (the "company"). The fund operates under the supervision of the com pany's Board with the advice of Lord, Abbett & Co. ("Lord Abbett"), its invest ment manager. The fund is closed to new investors; only current shareholders may add to existing accounts.

About the fund. The fund is a professionally managed portfolio primarily holding stocks purchased with the pooled money of investors. It strives to reach its stated goal, although as with all mutual funds, it cannot guarantee results.

An investment in the fund is not a bank deposit. It is not FDIC-insured or government-endorsed. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Small companies often are new and less established, with a tendency to be faster-growing but more volatile than large companies.

Large companies are established companies that are considered "known quantities." Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

You should read this entire prospectus, including "Other Investment Techniques," which concisely describes the other investment strategies used by the fund and their risks.


6 / The Funds

                                                            Small-Cap Value Fund


                                  AWAITING DATA


PAST PERFORMANCE

      The information below provides some indication of the risks of investing in the fund, showing changes in the fund's performance from calendar year to calendar year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.

--------------------------------------------------------------------------------

      The table below shows a comparison of the fund's class A average annual total return to that of the S&P 500(R) Index. Fund returns assume reinvestment of dividends and distributions and payment of the maximum applicable front-end or deferred sales charge. All periods end on December 31, 1998.

Class                         1 Year    5 Years   10 Years      Inception(i)

A                              0.00%      0.00%      0.00%          0.00%
--------------------------------------------------------------------------------
B                              0.00%      0.00%      0.00%          0.00%
--------------------------------------------------------------------------------
C                              0.00%      0.00%      0.00%          0.00%
--------------------------------------------------------------------------------
S&P 500(R)Index(ii)            0.00%      0.00%      0.00%          0.00%(iii)
--------------------------------------------------------------------------------

Past performance is not a prediction of future results.

--------------------------------------------------------------------------------

(i) The dates of inception for each class are: A - 12/13/95; B - 11/15/96; and C - 4/1/97.
(ii) Performance for the unmanaged S&P 500(R) Index does not reflect transaction costs or management fees.
(iii) This represents total returns for the period __________, provided to correspond with the Class B and C inception dates.


FEES AND EXPENSES

      This table describes the fees and expenses that you may pay if you buy shares of the fund.

===========================================================================================
Fee table
===========================================================================================
                                                Class A  Class B        Class C     Class P
Shareholder Fees (Fees paid directly from your investment)
-------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
-------------------------------------------------------------------------------------------
(as a % of offering price)                         5.75%    none           none        none
-------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (See "Purchases")    none     5.00%(2)(5)    1.00%(3)    none
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from fund assets)
(as a % of average net assets)(1)
-------------------------------------------------------------------------------------------
Management Fees (See "Management")                 0.75%    0.75%          0.75%       0.00%
-------------------------------------------------------------------------------------------
Distribution and Service (12b-1 Fees)(4)           0.35%    1.00%          1.00%       0.00%
-------------------------------------------------------------------------------------------
Other Expenses (See "Management")                  0.00%    0.00%          0.00%       0.00%
-------------------------------------------------------------------------------------------
Total Operating Expenses                           0.00%    0.00%          0.00%       0.00%
-------------------------------------------------------------------------------------------

================================================================================
Expense example
================================================================================

This example, like that in other funds' prospectuses, assumes a $10,000 initial investment at maximum sales charge, if any, 5% total return each year and no changes in expenses. You pay the following expenses over the course of each period shown if you sell your shares at the end of the period, although your actual cost may be higher or lower. The expenses include any applicable contingent deferred sales charges.

Share class                   1 Year     3 Years    5 Years   10 Years

Class A shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------
Class B shares(5)               $000        $000       $000       $000
--------------------------------------------------------------------------------
Class C shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------
Class P shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------

You would pay the following expenses on the same investment, assuming you kept your shares.

Class A shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------
Class B shares(5)               $000        $000       $000       $000
--------------------------------------------------------------------------------
Class C shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------
Class P shares                  $000        $000       $000       $000
--------------------------------------------------------------------------------

This example is for comparison and is not a representation of the fund's actual expenses or returns, either past or present.

Management fees are payable to Lord Abbett for the fund's investment management.

12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as transfer agency, legal and share registration fees.

--------------------------------------------------------------------------------
(1) The annual operating expenses have been restated from fiscal year amounts to reflect current fees.
(2) 5.00%if shares are redeemed before 1st anniversary of purchase, declining to 1.00% before 6th anniversary and eliminated on and after 6th anniversary.
(3)   1.00% if shares are redeemed before 1st anniversary of purchase.
(4) Because 12b-1 distribution fees (up to: 0.35%- class A; 0.75%- classes B and C; and 0.20% - class P) are paid out on an on-going basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Service fees under each class's 12b-1 Plan are up to 0.25%.
(5) Class B shares will convert to class A shares on the eighth anniversary of your original purchase of class B shares.


                                                                   The Funds / 7

                                Your Investment

PURCHASES

      This Prospectus offers four classes of shares, classes A, B ,C,and P for each the Large-Cap Research Fund, Growth Opportunities Fund and Small-Cap Value Fund. Although a fund may have more than one class of shares, these different classes of shares represent investments in the same portfolio of securities but are subject to different expenses. Our shares are continuously offered. The offering price is based on the Net Asset Value ("NAV") per share next determined after we accept your purchase order submitted in proper form. A front-end sales charge is added to the NAV, in the case of the class A shares. There is no front-end sales charge, although there is a CDSC in the case of the class B and C shares, as described below.

      You should read this section carefully to determine which class of shares represents the best investment option for your particular situation. It may not be suitable for you to place a purchase order for class B shares of $500,000 or more or a purchase order for class C shares of $1,000,000 or more. You should discuss pricing options with your investment professional.

      For more information, see "Alternative Sales Arrangements" in the Statement of Additional Information.

      We reserve the right to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order. We also reserve the right to waive or change minimum investment requirements. All purchase orders are subject to our acceptance and are not binding until confirmed or accepted in writing.

================================================================================
Front-End Sales Charges - Class A Shares
================================================================================

                                                                  To Compute
                               As a % of        As a % of      Offering Price of
Your Investment             Offering Price   Your Investment     Divide NAV by
--------------------------------------------------------------------------------
Less than $50,000                5.75%            6.10%             .9425
--------------------------------------------------------------------------------
$50,000 to $99,999               4.75%            4.99%             .9525
--------------------------------------------------------------------------------
$100,000 to $249,999             3.75%            3.90%             .9625
--------------------------------------------------------------------------------
$250,000 to $499,999             2.75%            2.83%             .9725
--------------------------------------------------------------------------------
$500,000 to $999,999             2.00%            2.04%             .9800
--------------------------------------------------------------------------------
$1,000,000 and over              No Sales Charge                   1.0000
--------------------------------------------------------------------------------

      Reducing Your Class A Front-End Sales Charges. Class A shares may be purchased at a discount if you qualify under either of the following:

      o Rights of Accumulation -- A purchaser can apply the value (at public offering price) of the shares you already own to a new purchase of class A shares of any Eligible Fund in order to reduce the sales charge.

NAV per share for each class of fund shares is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE"). Thefund is open on those business days when the NYSE is open. Purchases and sales of fund shares are executed at the NAV next determined after the fund receives your order. In calculating NAV, securities for which market quotations are available and are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board.

Share classes

Class A

o     normally offered with a front-end sales charge

Class B

o no front-end sales charge; however, a contingent deferred sales charge is applied to shares sold prior to the sixth anniversary of purchase.

o     higher annual expenses than class A shares

o     automatically convert to class A shares after eight years

Class C

o no front-end sales charge; however a contingent deferred sales charge is applied to shares sold prior to the first anniversary of purchase

o     higher annual expenses than class A shares

Class P

o available to certain pension or retirement plans and pursuant to a Mutual Fund Advisory Program


8 / Your Investment

      o Statement of Intention -- A purchaser of class A shares of any Eligible Fund over a 13-month period and receive the same sales charge as if you had purchased all shares at once. Shares purchased through reinvestment of dividends or distributions are not included. A statement of intention can be back-dated 90 days. Current holdings under rights of accumulation can be included in a statement of intention.

      For more information on eligibility for these privileges, read the applicable sections in the attached application.

* This may be subject to a Contingent Deferred Sales Charge ("CDSC").

Retirement Plans include employer-sponsored retirement plans under the Internal Revenue Code, excluding Individual Retirement Accounts.

Lord Abbett Distributor LLC ("Lord Abbett Distributor") acts as agent for the funds to work with investment professionals that buy and/or sell shares of the funds on behalf of their clients. Generally, Lord Abbett Distributor does not sell fund shares directly to investors.

Benefit Payment Documentation.
(class A shares only)

o     under $50,000 - no documentation necessary

o over $50,000 - reason for benefit payment must be received in writing. Use the address indicated under Opening Your Account.

CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are being sold, which-ever is lower. In addition, repayment of loans under Retirement Plans and 403(b) plans will constitute new sales for purposes of assessing the CDSC.

To determine if a CDSC applies to a redemption, the fund redeems shares in the following order:

1.    shares acquired by reinvestment of dividends and capital gains

2. shares held for six years or more (class B) or two years or more after the month of pur-

                                                             Your Investment / 9

      Class A Share Purchases Without A Front-End Sales Charge. Class A shares may be purchased without a front-end sales charge under any of the following:

      o     purchases of $1 million or more *

      o     purchases by Retirement Plans with at least 100 eligible employees *

      o     purchases under a Special Retirement Wrap Program *

      o purchases made with dividends and distributions on class A shares of another Eligible Fund

      o purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) plan for class A shares

      o purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor

      o     purchases under a Mutual Fund Advisory Program

      o purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor.

      See the Statement of Additional Information for a listing of other categories of purchasers who qualify for class A share purchases without a front-end sales charge.

      Class A Share CDSC. If you buy class A shares under one of the starred (O) categories listed above and you redeem any of them within 24 months after the month in which you initially purchased them, the fund normally will collect a CDSC of 1%.

      The class A share CDSC generally will be waived for the following:

      o benefit payments such as Retirement Plan loans, hardship withdrawals, death, disability, retirement, separation from service or any excess distribution under Retirement Plans (documentation may be required)

      o redemptions continuing as investments in another fund participating in a Special Retirement Wrap Program

      Class B Share CDSC. The CDSC for class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase. The CDSC declines the longer you own your shares, according to the following schedule:

================================================================================
Contingent Deferred Sales Charges - Class B Shares
================================================================================
Anniversary(1) of             Contingent Deferred Sales Charge
the day on which the          on redemption (as % of amount
purchase order was accepted   subject to charge)

On                   Before
--------------------------------------------------------------------------------
                     1st                5.0%
--------------------------------------------------------------------------------
1st                  2nd                4.0%
--------------------------------------------------------------------------------
2nd                  3rd                3.0%
--------------------------------------------------------------------------------
3rd                  4th                3.0%
--------------------------------------------------------------------------------

      chase (class A) or one year or more (class C)

3. shares held the longest before the sixth anniversary of their purchase (class B) or before the second anniversary after the month of purchase (class A) or before the first anniversary of their purchase (class C)


10 / Your Investment

4th                  5th                2.0%
--------------------------------------------------------------------------------
5th                  6th                1.0%
--------------------------------------------------------------------------------
on or after the 6th(2)                  None
--------------------------------------------------------------------------------

(1) Anniversary is the 365th day subsequent to a purchase or a prior anniversary.
(2) Class B shares will automatically convert to class A shares on the eighth anniversary of the purchase of class B shares.

Important Information. You may be subject to a $50 penalty under the Internal Revenue Code if you do not provide a correct taxpayer identification number (Social Security Number for individuals) or make certain required certifications. In addition, we may be required to withhold from your account and pay to the U.S. Treasury 31% of any redemption proceeds and any dividend or distribution from your account.

Eligible Guarantor is any broker or bank that is a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.


                                                            Your Investment / 11

      The class B share CDSC generally will be waived under any one of the following:

      o benefit payments such as Retirement Plan loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement Plans

      o Eligible Mandatory Distributions under 403(b) plans and individual retirement accounts

      o     death of the shareholder (natural person)

      o redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year)

      See "Systematic Withdrawal Plan" under "Services For Fund Investors" below for more information on CDSCs with respect to class B shares.

      Class C Share CDSC. The 1% CDSC for class C shares normally applies if you redeem your shares before the first anniversary of your original purchase.

      Class P Shares. Class P shares have lower annual expenses than class B and class C shares, no front-end sales charge, and no CDSC. Class P shares are currently sold and redeemed at NAV pursuant to a Mutual Fund Advisory Program and to the trustees of, or employer-sponsors with respect to, pension or retirement plans with at least 100 eligible employees (such as a plan under Section 401(a), 401(k) or 457(b) of the Internal Revenue
      Code) which engage an investment professional providing or participating in an agreement to provide certain recordkeeping, administrative and/or sub-transfer agency services to the fund on behalf of the class P shareholders.

OPENING YOUR ACCOUNT

      MINIMUM INITIAL INVESTMENT

      o Regular account                                $1,000

      o Individual Retirement Accounts and
        403(b) plans under the Internal Revenue Code     $250

      o Uniform Gift to Minor Account                    $250

      For Retirement Plans and Mutual Fund Advisory Programs, no minimum investment is required, regardless of share class.

      You may purchase shares through any independent securities dealer who has a sales agreement with Lord Abbett Distributor or you can fill out the attached application and send it to the fund you select at the address stated below. You should carefully read the paragraph below entitled "Proper Form" before placing your order to assure your order will be accepted.

      Name of Fund
      P.O. Box 419100
      Kansas City, MO 64141

      Proper Form. An order submitted directly to the fund must contain: (1) a completed application, and (2) payment by check. For more information regarding proper form of a purchase order, call the fund at 800-821-5129. Payment must be credited in U.S. dollars to our custodian bank's account.

      By Exchange. Telephone the fund at 800-821-5129 to request an exchange from any eligible Lord Abbett-sponsored fund.

Small Accounts. Our Board may authorize closing any account in which there are fewer than 25 shares if it is in a fund's best interest to do so.

Taxes On Transactions. The chart at left also can provide a "rule of thumb" guide for your potential U.S. federal tax liability when selling or exchanging fund shares. The second row, "Short-term capital gains," applies to fund shares sold within 12 months of purchase. The third row, "Long-term capital gains," applies to shares |held for more than 12 months.

Starting January 1, 2001, sales of securities held for more than five years will be taxed at special lower rates.

Any gains realized on a fund's transactions in options and financial futures will be treated as taxable long- or short- term capital gains.


12 / Your Investment

REDEMPTIONS

      By Broker. Call your investment professional for directions on how to redeem your shares.

      By Telephone. To obtain the proceeds of a redemption of $50,000 or less from your account, you or your representative can call the fund at 800-821-5129.

      By Mail. Submit a written redemption request indicating, the name(s) in which the account is registered, the fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to sell.

      Include all necessary signatures. If the signer has any Legal Capacity, the signature and the capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation call 800-821-5129.

      Normally a check will be mailed to the name and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Redemptions of shares purchased by check will take up to 15 days. We will verify that the shares being redeemed (if purchased by check) were purchased at least 15 days earlier

      To determine if a CDSC applies to a redemption, see "Class A share CDSC," "Class B share CDSC" or "Class C share CDSC."

DISTRIBUTIONS AND TAXES

      Each fund pays its shareholders dividends from its net investment income, and distributes net capital gains that it has realized. Dividends from net investment income are expected to be paid to shareholders of Large-Cap Research Fund semi-annually, Growth Opportunities Fund annually, and Small-Cap Value Fund annually. If a capital gain distribution is declared, it will be paid annually. Your distributions will be reinvested in your fund unless you instruct the fund to pay them to you in cash. There are no sales charges on reinvestments.

      The tax status of distributions are the same for all shareholders regardless of how long they have been in the fund or whether distributions are reinvested or paid in cash. In general, distributions are taxable as follows:

================================================================================
Federal Taxability Of Distributions

Type of                    Tax rate for              Tax rate for
distribution               15% bracket               28% bracket and above
--------------------------------------------------------------------------------
Income                                               Ordinary Income
dividends                  15%                       Rate
--------------------------------------------------------------------------------
Short-term                                           Ordinary Income

Lord Abbett offers a variety of Retirement Plans. Call 800-253-7299 for information about:

o     Traditional, Rollover, Roth and Education IRAs

o     Simple IRAs, SEP-IRAs, 401(k) and 403(b) accounts

o     Defined Contribution Plans.

Telephone Transactions. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. The fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

Transactions by telephone may be difficult to implement in times of drastic economic or market change.

Exchanges by telephone should not be used to take advantage of short-term swings in the market. The fund reserves the right to limit or terminate this privilege for any shareholder making frequent exchanges or abusing the privilege and may revoke the privilege for all shareholders upon 60 days' written notice.


                                                            Your Investment / 13
capital gains              15%                       Rate
--------------------------------------------------------------------------------
Long-term
capital gains              10%                       20%
--------------------------------------------------------------------------------



14 / Your Investment

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES

      Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services when filling out your application or by calling 800-821-5129.

================================================================================
For investing

Invest-A-Matic    You can make fixed, periodic investments ($50 minimum) into
(Dollar-cost      your fund account by means of automatic money transfers from
averaging)        your bank checking account. See the attached application for instructions.

Div-Move You can automatically reinvest the dividends and distributions from your account into another account in any Eligible Fund. ($50 minimum)

For selling shares

Systematic        You can make regular withdrawals from most Lord Abbett funds.
Withdrawal        Automatic cash withdrawals can be paid to you from your
Plan ("SWP")      account in fixed or variable amounts. To establish a plan, the value of your shares must be at least $10,000, except for Retirement Plans for which there is no minimum. Your shares must be in non-certificate form.

Class B shares    The CDSC will be waived on redemptions of up to 12% of the current net asset value of your account at the time of your SWP request. For class B share redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the fund for assistance in minimizing the CDSC in this situation.

Class B and       Redemption proceeds due to a SWP for class B and class C
C shares          shares will be redeemed in the order described under
                  "Contingent Deferred Sales Charges" under "Purchases."
================================================================================

OTHER SERVICES

      Telephone Investing. After we have received the attached application (selecting "yes" under Section 7C and completing Section 7), you can instruct us by phone to have money transferred from your bank account to purchase shares of the fund for an existing account. The fund will purchase the requested shares when it receives the money from your bank.

      Telephone Exchanges. You or your investment professional, with proper identification, can instruct your fund by telephone to exchange shares of any class for shares of the same class of any Eligible Fund by calling 800-821-5129. The fund must receive instructions for the exchange before the close of the NYSE on the day of your call. If you meet this requirement, you will get the NAV per share of the Eligible Fund determined on that day. Exchanges will be treated as a sale for federal tax purposes. Be sure to read the current prospectus for any fund into which you are exchanging.

      Reinvestment Privilege. If you sell shares of the fund, you have a one time right to reinvest some or all of the proceeds in the same class of any Eligible Fund within 60 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

      Account Statements. Every Lord Abbett investor automatically receives quarterly account statements.

      Householding. Shareholders with the same last name and address will receive a single copy of a prospectus and an annual or semi-annual report, unless additional reports are specifically requested in writing to the fund.

      Account Changes. For any changes you need to make to your account, consult your investment professional or call the fund at 800-821-5129.

      Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

SALES CHARGES AND SERVICE FEES

      Sales and Service Compensation. As part of its plan for distributing shares, each fund and Lord Abbett Distributor pay sales and service compensation to Authorized Institutions that sell the fund's shares and service its shareholder accounts.

      Sales compensation originates from two sources: sales charges and 12b-1 distribution fees that are paid out of each fund's assets. Service compensation originates from 12b-1 service fees. The 12b-1 fee rates vary by share class, according to the Rule 12b-1 plan adopted by each fund. The sales charges and 12b-1 fees paid by investors are shown in the class-by-class information under "Expenses" and "Purchases." The portion of these expenses that is paid as sales and service compensation to Authorized Institutions, such as your dealer, is shown in the chart on the next page. The portion of such sales and service compensation paid to Lord Abbett Distributor is discussed under "Sales Activities" and "Service Activities" below. Sometimes we do not pay sales and service compensation where tracking data is not available for certain accounts or where the Authorized Institution waives part of the compensation. We may pay Additional Concessions to Authorized Institutions from time to time. Sales Activities. We may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity which is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to a fund's class A and class C shares for activities which are primarily intended to result in the sale of such class A and class C shares, respectively. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than exist ing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, Additional Concessions to Authorized Insti tu tions, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

      Service Activities. We may pay Rule 12b-1 service fees to Authorized Institutions for any activity which is primarily intended to result in personal service and/or the maintenance of shareholder accounts. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

MANAGEMENT

      The funds' investment adviser is Lord, Abbett & Co., 767 Fifth Avenue, New York, NY 10153-0203. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with approximately $28 billion in more than 35 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the funds, see the Statement of Additional Information.

      Each fund pays Lord Abbett a monthly fee based on average daily net assets for each month. For the fiscal year ended November 30, 1998, the fee paid to Lord Abbett was at an annual rate of 0.75 of 1% for each the Large-Cap Research Fund and the Small Cap Research Fund. For the period December 1, 1997 to September 30, 1988, the Growth Opportunities Fund was obligated to pay Lord Abbett an annual rate of .75 of 1%. Lord Abbett waived this fee. For the period October 1, 1998 through the current fiscal year, the fee is estimated to be .90 of 1%. In addition, the funds pay all expenses not expressly assumed by Lord Abbett.

      Robert G. Morris, Partner of Lord Abbett, Executive Vice President of the Company, and Portfolio Manager of Large-Cap Research Fund, is primarily responsible for the day-to-day management of the fund. He has been with Lord Abbett since 1991 and has over 26 years of investment experience. Mr. Morris delegates management duties to a committee of research professionals.

      Stephen J. McGruder, Partner of Lord Abbett and Executive Vice President of the Company, has served as Senior Portfolio Manager of Growth Opportunities Fund since July 15, 1998. He joined Lord Abbett in 1995. Prior to joining Lord Abbett, Mr. McGruder served since October of 1988 as Vice President of Wafra Invest-ment Advisory Group, a private investment company. Mr. McGruder is assisted by, and may delegate management duties to, other Lord Abbett employees who may be Fund officers. Mr. McGruder has over 29 years of investment experience.

      Robert P. Fetch, Partner of Lord Abbett, Executive Vice President of the Company, and Portfolio Manager of Small-Cap Value Fund, is primarily responsible for the day-to-day management of the fund. Mr Fetch is assisted by Gregory M. Macosko. Before joining Lord Abbett, Mr. Fetch was a Managing Director of Prudential Investment Advisors.

                                                            For More Information

OTHER INVESTMENT TECHNIQUES

      Borrowing. Each fund may borrow from banks. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. Each fund may borrow only for temporary or emergency purposes, and not in an amount exceeding 33 1/3% of its total assets.

      Adjusting Investment Exposure. Each fund may, but is not required to, use various strategies to change its investment exposure to adjust to changing security prices, interest rates, currency exchange rates, commodity prices and other factors. These strategies may involve buying or selling derivative instruments, such as options and futures contracts, stripped securities, currency exchange contracts, swap agreements, short sales of securities, indexed securities and rights and warrants. The fund may use these transactions to change the risk and return characteristics of each fund's portfolio. If we judge market conditions incorrectly or use a strategy that does not correlate well with the fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These transactions may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised.

      Closed-End Investment Companies. Each fund may invest in shares of closed-end investment companies if it pays a fee or commission no greater than the customary broker's commission. Shares of investment companies sometimes trade at a discount or premium to their net asset value. Also, there may be duplication of fees if a fund and the closed-end investment company both charge a management fee.

      Debt Securities. Debt securities or "junk bonds" are rated BB/Ba or lower and typically pay a higher yield than investment grade debt securities. These bonds have a higher risk of default than investment grade bonds and their prices can be much more volatile. The Small-Cap Value Fund will not invest more than 5% of its assets measured at the time of investment in high yield debt securities.

      Diversification. Each fund is a diversified fund, which means that with respect to 3/4 of its total assets, it will not purchase a security if, as a result, more than 5% of the fund's total assets would be invested in securities of a single issuer or the fund would hold more than 10% of the outstanding voting securities of the issuer.

      Financial Futures. A financial futures transaction is an exchange-traded contract to buy or sell a standard quality and quantity of a financial instrument or index at a specific future date and price. The price behavior of the futures contract may not correlate with that of the item being hedged.


                                                       For More Information / 15

      A fund will not enter into any futures contracts, or options thereon, if the aggregate market value of the securities covered by futures contracts plus options on such financial futures exceeds 50% of its total assets.

      Foreign Currency Hedging Techniques. Although the funds do not normally engage in extensive currency hedging, they may use currency forwards and options to hedge the risk to the portfolio if they expect that foreign exchange price movements will be unfavorable for U.S. investors. Generally, these instruments allow a fund to lock in a specified exchange rate for a period of time. If the fund's forecast proves to be wrong, such a hedge may cause a loss. Also, it may be difficult or impractical to hedge currency risk in many emerging countries. The funds generally will not enter into a forward contract with a term greater than one year. Under some circumstances, a fund may commit a substantial portion or the entire value of its portfolio to the completion of forward contracts. Although such contracts will be used primarily to protect the fund from adverse currency movements, their use involves the risk Lord Abbett will not accurately predict currency movement, and the fund's return could be reduced.

      Foreign Securities. These securities are not subject to the same degree of regulation and may be more volatile and less liquid than securities traded in major U.S. markets. This affects block trading. Foreign portfolio securities may trade on days when a fund does not value them. Fund share prices could be affected on days an investor cannot purchase or sell shares. Other risks include less information on public companies, banks and governments; political and social instability; expropriations; higher transaction costs; currency fluctuations; nondeductable withholding taxes and different accounting and settlement practices.

      Illiquid Securities. These securities include those that are not traded on the open market or that trade irregularly or in very low volume. They may be difficult or impossible to sell at the time and price the fund would like. Each underlying fund may invest up to 15% of its assets in illiquid securities.

      Options and Financial Futures Transactions. Each fund may deal in options on securities, and securities indices, and financial futures transactions, including options on financial futures to increase or decrease its exposure to changing securities prices or interest rates or for bona fide hedging purposes. Each fund may write (sell) covered call options and secured put options on up to 25% of its net assets and may purchase put and call options and purchase and sell futures contracts provided that no more than 5% of its net assets (at the time of purchase) may be invested in premiums on such options and initial margin deposits on such futures contracts.

      In addition the use of options and financial futures transactions to achieve a funds' investment objective could result in a loss due to unanticipated market conditions and could increase the volatility of the fund. These transactions may involve a small investment of cash relative to the risks assumed.


16 / For More Information

      Portfolio Securities Lending. Each fund may lend securities to broker-dealers and financial institutions, as a means of earning income. This practice could result in a loss or delay in recovering a fund's securities, if the borrower defaults. Each fund will limit its securities loans to 33 1/3% of its total assets.

      Repurchase Agreements. In a Repurchase Agreement, a fund buys a security at one price from a broker-dealer or financial institution and simultaneously agrees to sell the same security back to the same party at a higher price in the future. If the other party to the agreement defaults or becomes insolvent, a fund could lose money.

      When-Issued or Delayed Delivery Securities. Each fund may purchase or sell securities with payment and delivery taking place as much as a month or more later. A fund would do this in an effort to buy or sell the securities at an advantageous price and Yield. The securities involved are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time of delivery of the securities, their market value may be less than the purchase price. Also, if a fund commits a significant amount of assets to when-issued or delayed delivery transactions, it may increase the volatility of the fund's net asset value.

GLOSSARY OF SHADED TERMS

      Additional Concessions. Lord Abbett Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay an additional concession to a dealer who sells a minimum dollar amount of our shares and/or shares of other Lord Abbett-sponsored funds. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. Additional pay-ments may be paid from Lord Abbett Distributor's own resources or from distribution fees received from a fund and will be made in the form of cash or, if permitted, non-cash payments. The non-cash payments will include business seminars at Lord Abbett's headquarters or other locations, including meals and entertainment, or the receipt of merchandise. The cash payments may include payment of various business expenses of the dealer.

      In selecting dealers to execute portfolio transactions for a fund's portfolio, if two or more dealers are considered capable of obtaining best execution, we may prefer the dealer who has sold our shares and/or shares of other Lord Abbett-sponsored funds.

      Authorized Institutions. Institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 plan are "authorized institutions." Lord Abbett Distributor is an Authorized Institution.

      Eligible Fund. An Eligible Fund is any Lord Abbett-sponsored fund except for: (1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such fund is not offered for sale; (2)

Guaranteed signature. An acceptable form of guarantee would be as follows:

o     In the case of the estate -

      Robert A. Doe
      Executor of the Estate of
      John W. Doe

      [Date]

                              SIGNATURE GUARANTEED
                              MEDALLION GUARANTEED
                               NAME OF GUARANTOR


                                 /s/ [ILLEGIBLE]
                ------------------------------------------------
                                           AUTHORIZED SIGNATURE
                    (960)                         X9003470
                SECURITIES TRANSFER AGENTS MEDALLION PROGRAM(TM)
                                                             SR

o     In the case of the corporation -
      ABC Corporation

      Mary B. Doe

      By Mary B. Doe, President

      [Date]

                              SIGNATURE GUARANTEED
                              MEDALLION GUARANTEED
                               NAME OF GUARANTOR


                                 /s/ [ILLEGIBLE]
                ------------------------------------------------
                                           AUTHORIZED SIGNATURE
                    (960)                         X9003470
                SECURITIES TRANSFER AGENTS MEDALLION PROGRAM(TM)
                                                             SR


                                                       For More Information / 17

      Lord Abbett Equity Fund; (3) Lord Abbett Series Fund; and (4) Lord Abbett U.S. Government Securities Money Market Fund ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett family of funds). An Eligible Fund also is any Authorized Institution's affiliated money market fund satisfying Lord Abbett Distributor as to certain omnibus account and other criteria.

      Eligible Mandatory Distributions. If class B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution which bears the same relation to the entire mandatory distribution as the B share investment bears to the total investment.

      Legal Capacity. This term refers to the authority of an individual to act on behalf of an entity or other person(s). For example, if a redemption request were to be made on behalf of the estate of a deceased shareholder, John W. Doe, by a person (Robert A. Doe) who has the legal capacity to act for the estate of the deceased shareholder because he is the executor of the estate, then the request must be executed as follows: Robert A. Doe, Executor of the Estate of John W. Doe. That signature using that capacity must be guaranteed by an Eligible Guarantor.

      To give another example, if a redemption request were to be made on behalf of the ABC Corporation by a person (Mary B. Doe) who has the legal capacity to act on the behalf of the Corporation, because she is the president of the Corporation, the request must be executed as follows: ABC Corporation by Mary B. Doe, President. That signature using that capacity must be guaranteed by an Eligible Guarantor.

      Mutual Fund Advisory Program. This includes certain unaffiliated authorized brokers, dealers, registered investment advisers or other financial institutions who either (a) have an arrangement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of fund shares (and sometimes providing for acceptance of orders for such shares on Lord Abbett Distributor's behalf) in particular investment products made available for a fee to clients of such brokers, dealers, registered investment advisers and other financial institutions or (b) who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

      Purchaser. The term "purchaser" includes: (i) an individual; (ii) an individual and his or her spouse and children under the age of 21; and
      (iii) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust qualified under Section 401 of the Internal Revenue Code - more than one qualified employee benefit trust of a single employer, including its consolidated subsidiaries, may be considered a single trust, as may qualified plans of multiple employers registered in the name of a single bank trustee as one account), although more than one beneficiary is involved. Special Retirement Wrap Program. This is a program sponsored by an Authorized Institution showing one or more characteristics distinguishing it, in the opinion of Lord Abbett Distributor, from a Mutual Fund Wrap-Fee Program. Such characteristics include, among other things, the fact that an Authorized Institution does not charge its clients any fee of a consulting or advisory nature that is economically equivalent to the distribution fee under the class A 12b-1 Plan and the fact that the program relates to participant-directed Retirement Plans.


18 / For More Information

                                                         Large-Cap Research Fund

FINANCIAL HIGHLIGHTS

      This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the fund's independent auditors, in conjunction with their annual audit of the fund's financial statements. Financial statements for the fiscal year ended November 30, 1998 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended November 30, 1998 and are incorporated by reference into the Statement of Additional Information, which is available upon request.

=============================================================================================================================
                                                                               Class A Shares
                                                   --------------------------------------------------------------------------
                                                                           Year Ended November 30,

Per Share Operating Performance:                       1998          1997            1996             1995          1994
Net asset value, beginning of year                    $0.00        $17.86          $15.54           $12.79        $12.33
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                0.00          0.08(a)         0.270            0.42          0.34
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
-----------------------------------------------------------------------------------------------------------------------------
   gain on investments                                 0.00          3.21            3.505            3.44          0.65
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       0.00          3.29            3.775            3.86          0.99
-----------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                 0.00         (0.12)          (0.57)           (0.29)        (0.20)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gain                 0.00         (0.95)          (0.885)          (0.82)        (0.33)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                          $0.00        $20.08          $17.86           $15.54        $12.79
-----------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                        0.00%        19.87%          26.25%           32.82%         8.21%
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
-----------------------------------------------------------------------------------------------------------------------------
  Expenses, including waiver and reimbursements        0.00%         1.52%           0.36%            0.00%         0.00%
-----------------------------------------------------------------------------------------------------------------------------
  Expenses, excluding waiver and reimbursements        0.00%         1.52%           0.96%            1.02%         1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                0.00%         42.0%           2.24%            3.27%         2.65%
-----------------------------------------------------------------------------------------------------------------------------

                                                               Class B Shares                            Class C Shares
                                                           Year Ended November 30,                   Year Ended November 30,

Per Share Operating Performance:                       1998          1997            1996(c)          1998          1997(c)
Net asset value, beginning of year                    $0.00        $17.83          $15.24            $0.00        $16.90
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                0.00         (0.06)(a)        0.12             0.00         (0.07)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
-----------------------------------------------------------------------------------------------------------------------------
   gain on securities                                  0.00          3.20            2.66             0.00          3.18
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       0.00          3.14            2.78             0.00          3.11
-----------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                (0.00)        (0.02)          (0.19)           (0.00)           --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gain                (0.00)        (0.95)             --            (0.00)           --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                          $0.00        $20.00          $17.83            $0.00        $20.01
-----------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                        0.00%        18.92%          18.39%(d)         0.00%        18.40%(d)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
-----------------------------------------------------------------------------------------------------------------------------
  Expenses, including waiver                           0.00%         2.28%           0.59%(d)         0.00%         1.54%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                                0.00%        (0.34)%          0.22%(d)         0.00%        (0.37)%(d)
-----------------------------------------------------------------------------------------------------------------------------

=============================================================================================================================
                                                                        Year Ended November 30,
                                  -------------------------------------------------------------------------------------------
Supplemental Data For All Classes:       1998         1997         1996         1995         1994         1993         1992(f)
Net Assets, end of year (000)           $0,000      $69,796      $23,592       $7,549       $5,558       $4,086       $2,372
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   0.00%       30.81%       62.25%       37.17%       43.85%       74.16%       20.70%
-----------------------------------------------------------------------------------------------------------------------------

(a)   Calculated using average shares outstanding during the period.
(b)   Total return does not consider the effects of sales loads
(c) Commencement of operations; August 1, 1996 (class B); and April 1, 1997 (class C).
(d)   Not annualized.
(e)   Amount less than $.01.


                                                                  The Funds / 19

                                                         Large-Cap Research Fund

(f)   From commencement of operations: June 3, 1992 (class A).

      SEE NOTES TO FINANCIAL STATEMENTS.

LINE GRAPH COMPARISON

      Immediately below is a comparison of a $10,000 investment in class A shares to the same investment in the S&P 500(R) Index, assuming reinvestment of all dividends and distributions.

================================================================================



          AWAITING DATA





================================================================================
                Average Annual Total Return At Maximum Applicable
              Sales Charge For The Periods Ending November 30, 1998

                       1 Year    3 Year     5 Year     10 Years (or Life)
--------------------------------------------------------------------------------
 Class A(1)             0.00%     0.00%      0.00%           0.00%
--------------------------------------------------------------------------------
 Class B(4)             0.00%     0.00%      0.00%           0.00%
--------------------------------------------------------------------------------
 Class C(5)             0.00%     0.00%      0.00%           0.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Reflects the deduction of the maximum initial sales charge of 5.75%
(2) Performance for the unmanaged S&P 500(R) Index does not reflect transaction costs, management fees or sales charges.
(3) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 5.75% applicable to class A shares, with all dividends and distributions reinvested for the periods shown ending November 30, 1998, using the SEC-required uniform method to compute such return.
(4) The class B shares were first offered on 8/1/96. Performance reflects the deduction of a CDSC of 4% (for 1 year) and 3% (life of class).
(5) The class C shares were first offered on 4/1/97. Performance is at net asset value.


20 / The Funds                                         For More Information / 20

                                                       Growth Opportunities Fund

FINANCIAL HIGHLIGHTS

      This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the fund's independent auditors, in conjunction with their annual audit of the fund's financial statements. Financial statements for the fiscal year ended November 30, 1998 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended November 30, 1998 and are incorporated by reference into the Statement of Additional Information, which is available upon request.

============================================================================================================
                                                                       Class A Shares
                                                   ---------------------------------------------------------
                                                                   Year Ended November 30,

Per Share Operating Performance:(a)                     1998          1997           1996           1995(d)
Net asset value, beginning of period                   $0.00        $12.84         $10.18         $10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------
 Net investment income(b)                               0.00          0.23           0.30           0.10
------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------
  gain on investments                                   0.00          3.39           2.50           0.08
------------------------------------------------------------------------------------------------------------
Total from investment operations                        0.00          3.62           2.80           0.18
------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                   0.00         (0.28)         (0.12)            --
------------------------------------------------------------------------------------------------------------
 Net realized gain from security transactions           0.00            --          (0.02)            --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $0.00        $16.18         $12.84         $10.18
------------------------------------------------------------------------------------------------------------
Total Return(c)                                         0.00%        28.90%         27.81%          1.80%(e)
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------
 Expenses, including waivers and reimbursements         0.00%         0.00%          0.00%          0.00%(e)
------------------------------------------------------------------------------------------------------------
 Expenses, excluding waivers and reimbursements         0.00%         1.69%          2.67%          1.04%(e)
------------------------------------------------------------------------------------------------------------
 Net investment income                                  0.00%         1.58%          2.39%          1.20%(e)
------------------------------------------------------------------------------------------------------------

============================================================================================================
                                                                   Year Ended November 30,
                                                   ---------------------------------------------------------
Ratios/Supplemental Data:                               1998          1997           1996           1995(d)
Net Assets, end of year (000)                         $0,000        $1,672         $1,462           $968
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 0.00%        52.86%         30.78%          1.55%
------------------------------------------------------------------------------------------------------------
 Average commissions per share
  paid on equity transaction                           $0.00         $0.049         $0.062         $0.048
------------------------------------------------------------------------------------------------------------

(a)   See Notes to Financial Statement.
(b)   Net of management fee waiver and expenses assumed.
(c) Total return does not consider the effects of front-end sales or contingent deferred sales charges.
(d)   Commencement of operations: August 1, 1995.
(e)   Not annualized.


21 / Financial Information                                        The Funds / 21

                                                       Growth Opportunities Fund

LINE GRAPH COMPARISON

      Immediately below is a comparison of a $10,000 investment in class A shares to the same investment in the Russell Mid-Cap Growth Index, assuming reinvestment of all dividends and distributions.

================================================================================


                                  AWAITING DATA


================================================================================
                Average Annual Total Return At Maximum Applicable
              Sales Charge For The Periods Ending November 30, 1998

                       1 Year    3 Year     5 Year     10 Years (or Life)
--------------------------------------------------------------------------------
 Class A(1)             0.00%     0.00%      0.00%           0.00%
--------------------------------------------------------------------------------
 Class B(4)             0.00%     0.00%      0.00%           0.00%
--------------------------------------------------------------------------------
 Class C(5)             0.00%     0.00%      0.00%           0.00%
--------------------------------------------------------------------------------

(1)   Reflects the deduction of the maximum initial sales charge of 5.75%
(2) Performance for the unmanaged Russell Mid-Cap Growth Index does not reflect transaction costs, management fees or sales charges.
(3) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 5.75% applicable to class A shares, with all dividends and distributions reinvested for the periods shown ending November 30, 1998, using the SEC-required uniform method to compute such return.
(4) The class B shares were first offered on 10/1/98. Performance reflects the deduction of a CDSC of 4% (for 1 year) and 3% (life of the class).
(5) The class C shares were first offered on 4/1/97. Performance is at net asset value.


22 / The Funds                                        Financial Information / 22

                                                            Small-Cap Value Fund

FINANCIAL HIGHLIGHTS

      This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the fund's independent auditors, in conjunction with their annual audit of the fund's financial statements. Financial statements for the fiscal year ended November 30, 1998 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended November 30, 1998 and are incorporated by reference into the Statement of Additional Information, which is available upon request.

=============================================================================================================================
                                                                                        Class A Shares
                                                                    ---------------------------------------------------------
                                                                                   Year Ended November 30,

Per Share Operating Performance:                                         1998                1997                   1996(a)
Net asset value, beginning of period                                    $0.00               $12.01                 $10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations
-----------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                   0.00                 0.02(c)               0.127
-----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
-----------------------------------------------------------------------------------------------------------------------------
  gain on investments                                                    0.00                 4.53                  2.658
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         0.00                 4.55                  2.785
-----------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                                    0.00                   --                  (0.75)
-----------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain                                    0.00                   --                  (0.700)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $0.00               $16.56                 $12.01
-----------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                                          0.00%               37.89%                 28.24%(e)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
-----------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver and reimbursements                           0.00%                1.17%                  0.01%(e)
-----------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver and reimbursements                           0.00%                1.17%                  1.00%(e)
-----------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                   0.00%                0.10%                  1.02%(e)
-----------------------------------------------------------------------------------------------------------------------------

=============================================================================================================================
                                                                Class B Shares                           Class C Shares
                                                            Year Ended November 30,                  Year Ended November 30,

Per Share Operating Performance:                         1998         1997            1996(b)          1998         1997(a)
Net asset value, beginning of period                    $0.00        $12.00          $11.67           $0.00        $12.81
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations
-----------------------------------------------------------------------------------------------------------------------------
 Net investment income                                   0.00         (0.09)(c)       0.001            0.00         (0.05)(e)
-----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
-----------------------------------------------------------------------------------------------------------------------------
  gain on investments                                    0.00          4.53            .329            0.00          3.68
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         0.00          4.44            0.33            0.00          3.63
-----------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                   (0.00)           --              --           (0.00)           --
-----------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain                   (0.00)           --              --           (0.00)           --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $0.00        $16.44          $12.00           $0.00        $16.44
-----------------------------------------------------------------------------------------------------------------------------
Total Return(d)(e)                                       0.00%        37.00%           2.84%(e)        0.00%        28.34%(d)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
-----------------------------------------------------------------------------------------------------------------------------
 Expenses, including waiver and reimbursements(e)        0.00%         1.86%           0.04%(e)        0.00%         1.25%(d)
-----------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver and reimbursements(e)        0.00%         1.86%           0.07%(e)        0.00%         1.25%(d)
-----------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)(e)                         0.00%        (0.56)%          0.01%(e)        0.00%       (0.30)%(d)
-----------------------------------------------------------------------------------------------------------------------------

=============================================================================================================================
                                                                                Year Ended November 30,
                                                           ------------------------------------------------------------------

Supplemental Data For All Classes:                              1998                     1997                      1996(a)
Net Assets, end of year (000)                                  $0,000                  $435,776                   $18,772
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          0.00%                    45.24%                   110.09%
-----------------------------------------------------------------------------------------------------------------------------
 Average commissions per share per
 paid on equity transaction                                     $0.00                    $0.061                    $0.052
-----------------------------------------------------------------------------------------------------------------------------

(a)   From commencement of operations: December 13, 1995 (class A).
(b)   Commencement of offering respective class shares: November 15, 1996 (class
      B), April 1, 1997 (class C).
(c)   Calculated using average shares outstanding during the period.


                                                                  The Funds / 23

                                                            Small-Cap Value Fund

(d)   Total return does not consider the effects of sales loads.
(e)   Not annualized.
(f)   Amount less than $0.01.
(e)   Calculated using average shares outstanding during the period.

LINE GRAPH COMPARISON

      Immediately below is a comparison of a $10,000 investment in class A shares to the same investment in S&P 500(R) Index, assuming reinvestment of all dividends and distributions.

================================================================================


                                  AWAITING DATA


================================================================================
                Average Annual Total Return At Maximum Applicable
              Sales Charge For The Periods Ending November 30, 1998

                      1 Year         10 Years (or Life)
--------------------------------------------------------------------------------
 Class A(1)            0.00%                0.00%
--------------------------------------------------------------------------------
 Class B(4)            0.00%                0.00%
--------------------------------------------------------------------------------
 Class C(5)            0.00%                0.00%
--------------------------------------------------------------------------------

(1)   Reflects the deduction of the maximum initial sales charge of 5.75%
(2) Performance for the unmanaged S&P 500(R) Index does not reflect transaction costs, management fees or sales charges.
(3) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 5.75% applicable to class A shares, with all dividends and distributions reinvested for the periods shown ending November 30, 1998, using the SEC-required uniform method to compute such return.
(4) The class B shares were first offered on 11/15/96. Performance reflects the deduction of a CDSC of 4% (for 1 year) and 3% (life of the class).
(5) The class C shares were first offered on 4/1/97. Performance is at net asset value.


24 / Financial Information

RECENT PERFORMANCE

Year 2000 Issues. Each fund could be adversely affected if the computers used by each fund and their service providers do not properly process and calculate date-related information from and after January 1, 2000.

While year 2000-related computer problems could have a negative effect on each fund, Lord Abbett is working to avoid such problems and has assurances from each fund's service providers that they are taking similar steps. However, because the problem is unprecedented and efforts to identify and fix it are on-going, we don't know whether these efforts will be successful. Accordingly, each fund may be adversely affected.

Euro. On January 1, 1999, the eleven member states of the European Union converted to a common currency, know as the "Euro." Each fund could be adversely affected if the computers used by it and its service providers do not properly process and calculate Euro-related information from and after January 1, 1999. While Euro-related computer problems could have a negative effect on each fund, Lord Abbett is working to avoid such problems and has assurances from each fund's service providers that they are taking similar steps. However, because the problem is unprecedented, we don't know whether these efforts will be successful and, accordingly, each fund may be adversely affected.


                                                      Financial Information / 25

                                                 Lord Abbett Research Fund, Inc.

COMPENSATION FOR YOUR DEALER

====================================================================================================================================
                                                     FIRST YEAR COMPENSATION
                                     Front-end
                                     sales charge            Dealer's
                                     paid by investors       concession              Service fee(1)          Total compensation(2)
Class A investments                  (% of offering price)   (% of offering price)   (% of net investment)   (% of offering price)
------------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                        5.75%                   5.00%                   0.25%                   5.24%
------------------------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999                        4.75%                   4.00%                   0.25%                   4.24%
------------------------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999                      3.75%                   3.25%                   0.25%                   3.49%
------------------------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999                      2.75%                   2.25%                   0.25%                   2.49%
------------------------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999                      2.00%                   1.75%                   0.25%                   2.00%
------------------------------------------------------------------------------------------------------------------------------------
$1 million or more(3) or Retirement Plan - 100 or more
eligible employees(3) or Special Retirement Wrap Program(3)
------------------------------------------------------------------------------------------------------------------------------------
First $5 million               no front-end sales charge         1.00%                   0.25%                   1.25%
------------------------------------------------------------------------------------------------------------------------------------
Next $5 million above that     no front-end sales charge         0.55%                   0.25%                   0.80%
------------------------------------------------------------------------------------------------------------------------------------
Next $40 million above that    no front-end sales charge         0.250%                  0.25%                   0.50%
------------------------------------------------------------------------------------------------------------------------------------
Over $50 million               no front-end sales charge         0.025%                  0.25%                   0.275%
------------------------------------------------------------------------------------------------------------------------------------
Class B investments                                      Paid at time of sale (% of net asset value)
------------------------------------------------------------------------------------------------------------------------------------
All amounts                    no front-end sales charge         3.75%                   0.25%                   4.00%
------------------------------------------------------------------------------------------------------------------------------------
Class C investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                    no front-end sales charge         0.75%                   0.25%                   1.00%
------------------------------------------------------------------------------------------------------------------------------------
Class P investments                                           Percentage of average net assets
------------------------------------------------------------------------------------------------------------------------------------
All amounts                    no front-end sales charge         0.25%                   0.20%                   0.45%

====================================================================================================================================
                                                ANNUAL COMPENSATION AFTER FIRST YEAR
Class A investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                    no front-end sales charge         none                    0.25%                   0.25%
------------------------------------------------------------------------------------------------------------------------------------
Class B investments                                           Percentage of average net assets(4)
------------------------------------------------------------------------------------------------------------------------------------
All amounts                    no front-end sales charge         none                    0.25%                   0.25%
------------------------------------------------------------------------------------------------------------------------------------
Class C investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                    no front-end sales charge         0.75%                   0.25%                   1.00%
------------------------------------------------------------------------------------------------------------------------------------
Class P investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                    no front-end sales charge         0.25%                   0.20%                   0.45%
------------------------------------------------------------------------------------------------------------------------------------

(1) The service fee for class A and P shares is paid quarterly and for class A shares may not exceed 0.15% for shares sold prior to June 1, 1990. The first year's service fee on class B and C shares is paid at the time of sale.
(2) Reallowance/concession percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition. Additional Concessions may be paid to Authorized Institutions, such as your dealer, from time to time.
(3) Concessions are paid at the time of sale on all class A shares sold during any 12-month period starting from the day of the first net asset value sale. With respect to (a) class A share purchases at $1 million or more, sales qualifying at such level under rights of accumulation and statement of intention privileges are included and (b) for Special Retirement Wrap Programs, only new sales are eligible and exchanges into the fund are excluded.
(4) With respect to class B, C and P shares, 0.25%, 1.00% and 0.45%, respectively, of the average annual net asset value of such shares outstanding during the quarter (including distribution reinvestment shares after the first anniversary of their issuance) is paid to Authorized Institutions, such as your dealer. These fees are paid quarterly in arrears.


26 / Financial Information

                              For More Information

      More information on these funds is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORT

      Describes the funds, lists portfolio holdings and contains a letter from the funds' manager discussing recent market conditions and each fund's investment strategies.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

      Provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this Prospectus).

      Large-Cap Fund
      Growth Opportunities Fund
      Small-Cap Fund

      The General Motors Building
      767 Fifth Avenue
      New York, NY 10153-0203
--------------------------------------------------------------------------------
      SEC file number: 811-?

To obtain information:

By telephone. Call the funds at 800-426-1130

By mail. Write to the funds at: The Lord Abbett Family of Funds 767 Fifth Avenue New York, NY 10153-0203

Via the Internet. Text only versions of fund documents can be viewed online or downloaded from:

Lord, Abbett & Co.
http://www.lordabbett.com

SEC
http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

================================================================================
                                                                 ---------------
                                                                    BULK RATE
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 PERMIT NO. 2405
                                                                 NEW YORK, N.Y.
                                                                 ---------------

--------------------------------------------------------------------------------
LORD ABBETT

Statement of Additional Information                                April 1, 1999
--------------------------------------------------------------------------------

                             Large-Cap Research Fund
                            Growth Opportunities Fund
                              Small-Cap Value Fund

This Statement of Additional Information is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. This Statement of Additional information relates to, and should be read in conjunction with, the Prospectus dated April 1, 1999.

Lord Abbett Research Fund, Inc. (the "Company") was incorporated in Maryland on April 6, 1992. The Company has three funds, Large-Cap Research Fund, Growth Opportunities Fund, and Small-Cap Value Fund, which are described in this Statement of Additional Information. The Large-Cap Research Fund has four classes of shares (A, B, C, and P), and Growth Opportunities Fund and Small-Cap Value Fund each have five (A, B, C, P and Y). Only classes A, B, C, and P are offered by this Statement of Additional Information. All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights.

Rule 18f-2 under the Investment Company Act, as amended (the "Act"), provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class in the matter are substantially identical or the matter does not affect any interest of such class. However, the Rule exempts the selection of independent public accountants, the approval of a contract with a principal underwriter and the election of directors from its separate voting requirements.

Shareholder inquiries should be made by directly contacting the Funds or by calling 800-821-5129. In addition, you can make inquiries through your dealer.

TABLE OF CONTENTS                                           PAGE

1.    Investment Policies                                      2
2.    Directors and Officers                                  10
3.    Investment Advisory and Other Services                  13
4.    Portfolio Transactions                                  14
5.    Purchases, Redemptions
      and Shareholder Services                                16
6.    Past Performance                                        24
7.    Taxes                                                   25
8.    Information About The Company                           26
9.    Financial Statements                                    26

                                       1.
                               Investment Policies

Fundamental Investment Restrictions. Each Fund is subject to the following fundamental investment restrictions which cannot be changed without the approval of the holders of a majority of a Fund's respective shares. If a Fund determines that its objectives can best be achieved by a change in any non-fundamental investment policy, strategy or restriction, it may make such change without shareholder approval by disclosing it in the Prospectus or Statement of Additional Information.

Each Fund may not: (1) borrow money, except that (i) each Fund may borrow from banks (as defined in the Investment Company Act of 1940, as amended (the "Act")) in amounts up to 33 1/3% of its total assets (including the amount borrowed),
(ii) each Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and
(iv) each Fund may purchase securities on margin to the extent permitted by applicable law; (2) pledge its assets (other than to secure borrowings, or to the extent permitted by the Funds' investment policies as permitted by applicable law); (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws; (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law; (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein) or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts); (6) with respect to 75% of the gross assets of each Fund, buy securities of one issuer representing more than (i) 5% of each Fund's gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) own more than 10% of the voting securities of such issuer; (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or (8) issue senior securities to the extent such issuance would violate applicable law.

With respect to the restrictions mentioned herein, compliance therewith will not be affected by change in the market value of portfolio securities but will be determined at the time of purchase or sale of such securities.

Non-Fundamental Investment Restrictions. In addition to policies in the Prospectus and the investment restrictions above which cannot be changed without shareholder approval, each fund is also subject to the following non-fundamental investment policies which may be changed by the Board of Directors without shareholder approval. Each Fund may not: (1) borrow in excess of 33 1/3% of its total assets (including the amount borrowed), and then only as a temporary measure for extraordinary or emergency purposes; (2) make short sales of securities or maintain a short position except to the extent permitted by applicable law; (3) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933 ("Rule 144A"), deemed to be liquid by the Board of Directors; (4) invest in the securities of other investment companies as defined in the Act, except as permitted by applicable law; (5) invest in securities of issuers which, with their predecessors, have a record of less than three years' continuous operation, if more than 5% of each Fund's total assets would be invested in such securities (this restriction shall not apply to mortgaged-backed securities, asset-backed securities or obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities); (6) hold securities of any issuer if more than 1/2 of 1% of the securities of such issuer are owned beneficially by one or more of the officers or directors of the Funds or by one or more partners or members of the Funds' underwriter or investment adviser if these owners in the aggregate own beneficially more than 5% of the securities of such issuer; (7) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of each Fund's total assets (included within such limitation, but not to exceed 2% of each Fund's total assets, are warrants which are not listed on the New York or American Stock Exchange or a foreign exchange); (8) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that each Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities; (9) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Funds' prospectuses and statements of additional information, as they may be amended from time to time; or (10) buy from or sell to any of the Funds' officers, directors, employees, or its investment adviser or any of the Funds' officers, directors, partners or employees, any securities other than shares of the Funds' common stock.

For the fiscal year ended November 30, 1998, the portfolio turnover rate was   %
for the Large-Cap Research Fund compared to 30.81% for the previous year;   %
for Growth Opportunities Fund compared to for the previous year, and   % for
Small-Cap Value Fund compared to 45.24% for the previous year.

INVESTMENT TECHNIQUES

ALL FUNDS

Lending Of Portfolio Securities. Although each Fund has no current intention of doing so, each may seek to earn income by lending portfolio securities. Under present regulatory policies, such loans may be made to member firms of the New York Stock Exchange ("NYSE") and are required to be secured continuously by collateral consisting of cash, cash equivalents, or United States Treasury bills maintained in an amount at least equal to the market value of the securities loaned. Each Fund will have the right to call a loan and obtain the securities loaned at any time upon five days' notice. During the existence of a loan we will receive the income earned on investment of collateral. The aggregate value of the securities loaned will not exceed 5% of the value of a Fund's gross assets.

LARGE-CAP RESEARCH FUND And GROWTH OPPORTUNITIES FUND (ONLY)

Covered Call Options. A Fund may write covered call options on securities in our portfolio in an attempt to increase income and provide greater flexibility in the disposition of portfolio securities. A "call option" is a contract sold for a price (the "premium") giving its holder the right to buy a specific number of shares of a stock at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. During the period of the option, a Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds our net premium). A Fund also may enter into "closing purchase transactions" in order to terminate an obligation to deliver the underlying security (this may result in a short-term gain or loss). A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security with the same exercise price and call period as the option previously written. If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it otherwise might have sold to protect against depreciation. A Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 5% of a Fund's gross assets at the time an option is written. This percentage limitation will not be increased without prior disclosure in a Funds' current prospectus.

Rights And Warrants. A Fund may invest in rights and warrants to purchase securities. Included within that amount, but not to exceed 2% of the value of Large-Cap Research Fund's net assets and 5% of the value of Growth Opportunities Fund's gross assets, may be warrants which are not listed on the NYSE or American Stock Exchange.

Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer, as the case may be. Warrants represent the privilege to purchase securities at a stipulated price and are usually valid for several years. Rights and warrants generally do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company.

Also, the value of a right or warrant may not necessarily change with the value of the underlying securities and rights and warrants cease to have value if they are not exercised prior to their expiration date.

Options And Financial Futures Transactions. A Fund may engage in options and financial futures transactions in accordance with their investment objective and policies. Although each Fund is not currently employing such options and financial futures transactions, they may engage in such transactions in the future if it appears advantageous to us to do so, in order to cushion the effects of fluctuating interest rates and adverse market conditions. The use of options and financial futures, and possible benefits and attendant risks, are discussed below, along with information concerning certain other investment policies and techniques.

Financial Futures Contracts. A Fund may enter into contracts for the future delivery of a financial instrument, such as a security or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in interest rates or market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index at a specified price during a specified delivery period. At the time of delivery pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities which differ from those specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written. A Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the market value of the securities covered by either's outstanding futures contracts and securities covered by futures contracts subject to the outstanding options written by us would exceed 50% of its total assets.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases, a party will close out the contractual commitment before delivery without having to make or take delivery of the security by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when they purchase or sell contracts and will be required to maintain margin deposits. At the time they enter into a futures contract, it is required to deposit with the custodian, on behalf of the broker, a specified amount of cash or eligible securities called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce our return. Futures contracts entail risks. If the investment adviser's judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. The degree of difference in price movements between futures contracts and the securities (or securities indices) being hedged depends upon such things as variations in demand for futures contracts and securities underlying the contracts and differences between the liquidity of the markets for such contracts and the securities underlying them. In addition, the market prices of futures contracts may be affected by certain factors not directly related to the underlying securities. At any given time, the availability of futures contracts, and hence their prices, are influenced by credit conditions and margin requirements. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the investment adviser may not result in a successful hedging transaction.

Options On Financial Futures Contracts. A Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. A Fund would be required to deposit with the custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by a Fund. Options on futures contracts involve risks similar to the risks relating to transactions in financial futures contracts described above. Generally speaking, a given dollar amount used to purchase an option on a financial futures contract can hedge a much greater value of underlying securities than if that amount were used to directly purchase the same financial futures. Should the event it intends to hedge (or protect) against not materialize, however, the option may expire worthless, in which case a Fund would lose the premium paid therefor.

Segregated Accounts. To the extent required to comply with Securities and Exchange Commission Release 10666 and subsequent interpretation thereof by the Commission or its staff, when purchasing a futures contract, or writing a put option, each Fund will maintain in a segregated account at the custodian bank in liquid high grade debt obligations, such as cash and U.S. Government Securities to cover its position.

SMALL-CAP VALUE FUND And GROWTH OPPORTUNITIES FUND (ONLY)

Repurchase Agreements. If a Fund enter into repurchase agreements as provided in clause (4) of the fundamental investment restrictions above, it will do so only with those primary reporting dealers that report to the Federal Reserve Bank of New York and with the 100 largest United States commercial banks and the underlying securities purchased under the agreements will consist only of those securities in which the a Fund otherwise may invest.

Foreign Currency Hedging Techniques. A Fund may utilize various foreign currency hedging techniques described below, including forward foreign currency contracts and foreign currency put and call options.

Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a set price at a future date. A Fund expects to enter into forward foreign currency contracts in primarily two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when management believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, a Fund may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency or, in the alternative, a Fund may use a cross-hedging technique whereby it sells another currency which a Fund expects to decline in a similar way but which has a lower transaction cost. Precise matching of the forward contract amount and the value of the securities involved will not generally be possible since the future value of such securities denominated in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. A Fund does not intend to enter into such forward contracts under this second circumstance on a continuous basis.

Foreign Currency Put And Call Options. A Fund also may purchase foreign currency put options and write foreign currency call options on U.S. exchanges or U.S. over-the-counter markets. A put option gives a Fund, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to insure against adverse currency price movements in the underlying portfolio assets denominated in that currency.

Exchange-listed options markets in the United States include several major currencies, and trading may be thin and illiquid. A number of major investment firms trade unlisted options which are more flexible than exchange-listed options with respect to strike price and maturity date. Unlisted options generally are available in a wider range of currencies. Unlisted foreign currency options are generally less liquid than listed options and involve the credit risk associated with the individual issuer. Unlisted options, together with other illiquid securities, are subject to a limit of 15% of a Fund's net assets.

A call option written by a Fund gives the purchaser, upon payment of a premium, the right to purchase from a Fund a currency at the exercise price until the expiration of the option. A Fund may write a call option on a foreign currency only in conjunction with a purchase of a put option on that currency. Such a strategy is designed to reduce the cost of downside currency protection by limiting currency appreciation potential. The face value of such writing may not exceed 90% of the value of the securities denominated in such currency invested in by a Fund or in such cross currency (referred to above) to cover such call writing.

Each Fund's custodian will segregate cash or permitted securities belonging to the Fund in an amount not less than that required by SEC Release 10666 and related policies with respect to the Fund's assets committed to (a) writing options, (b) forward foreign currency contracts and (c) cross hedges entered into by the Fund. If the value of the securities segregated declines, additional cash or debt securities will be added on a daily basis (i.e., marked to market), so that the segregated amount will not be less than the amount of the Fund's commitments with respect to such written options, forward foreign currency contracts and cross hedges.

SMALL-CAP VALUE FUND (ONLY)

Limitations On The Purchases And Sales Of Stock Options, Options On Stock Indices And Stock Index Futures. The Small-Cap Value Fund may write put and call options on stocks only if they are covered, and such options must remain covered so long as the Small-Cap Value Fund is obligated as a writer. The Fund will not
(a) write puts having an aggregate exercise price greater than 25% of the Series' total net assets; or (b) purchase (i) put options on stocks not held in the Fund's portfolio, (ii) put options on stock indices or (iii) call options on stocks or stock indices if, after any such purchase, the aggregate premiums paid for such options would exceed 20% of the Fund's total net assets.

Call Options On Stock. The Small-Cap Value Fund may, from time to time, write call options on its portfolio securities. The Small-Cap Value Fund may write only call options which are "covered," meaning that the Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in its portfolio. In addition, the Fund will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction as described below. If the Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the Fund by the purchaser of the option is the "premium." The Small-Cap Value Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the Small-Cap Value Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. There can be no assurance that a closing purchase transaction can be effected. The Small-Cap Value Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 5% of it's gross assets at the time an option is written. This percentage limitation will not be increased without prior disclosure in our current prospectus.

The Small-Cap Value Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. In order to write a call option, the Small-Cap Value Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. The Fund may not purchase call options except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing purchase transaction may be greater than the premium received by the Small-Cap Value Fund for writing the option.

Generally, the Small-Cap Value Fund intends to write listed covered call options during periods when it anticipates declines in the market values of portfolio securities because the premiums received may offset to some extent the decline in the Fund's net asset value occasioned by such declines in market value. Except as part of the "sell discipline" described below, the Fund will generally not write listed covered call options when it anticipates that the market values of it's portfolio securities will increase.

One reason for the Fund to write call options is as part of a "sell discipline." If the Small-Cap Value Fund decides that a portfolio security would be overvalued and should be sold at a certain price higher than the current price, it could write an option on the stock at the higher price. Should the stock subsequently reach that price and the option be exercised, the Fund would, in effect, have increased the selling price of that stock, which it would have sold at that price in any event, by the amount of the premium. In the event the market price of the stock declined and the option were not exercised, the premium would offset all or some portion of the decline. It is possible that the price of the stock could increase beyond the exercise price; in that event, the Small-Cap Value Fund would forego the opportunity to sell the stock at that higher price.

In addition, call options may be used as part of a different strategy in connection with sales of portfolio securities. If, in the judgment of the Fund Management, the market price of a stock is overvalued and it should be sold, the Fund may elect to write a call option with an exercise price substantially below the current market price. As long as the value of the underlying security remains above the exercise price during the term of the option, the option will, in all probability, be exercised, in which case the Small-Cap Value Fund will be required to sell the stock at the exercise price. If the sum of the premium and the exercise price exceeds the market price of the stock at the time the call option is written, the Fund would, in effect, have increased the selling price of the stock. The Fund would not write a call option in these circumstances if the sum of the premium and the exercise price were less than the current market price of the stock.

Put Options On Stock. The Small-Cap Value Fund may also write listed put options. If the Fund writes a put option, it is obligated to purchase a given security at a specified price at any time during the term of the option.

Writing listed put options is a useful portfolio investment strategy when the Small-Cap Value Fund has cash or other reserves available for investment as a result of sales of Fund shares or, more importantly, because Fund Management believes a more defensive and less fully invested position is desirable in light of market conditions. If the Fund Management wishes to invest its cash or reserves in a particular security at a price lower than current market value, it may write a put option on that security at an exercise price which reflects the lower price it is willing to pay. The buyer of the put option generally will not exercise the option unless the market price of the underlying security declines to a price near or below the exercise price. If the Small-Cap Value Fund writes a listed put, the price of the underlying stock declines and the option is exercised, the premium, net of transaction charges, will reduce the purchase price paid by the Small-Cap Value Fund for the stock. The price of the stock may decline by an amount in excess of the premium, in which event the Small-Cap Value Fund would have foregone an opportunity to purchase the stock at a lower price.

If, prior to the exercise of a put option, the Fund determines that it no longer wishes to invest in the stock on which the put option had been written, the Fund may be able to effect a closing purchase transaction on an exchange by purchasing a put option of the same series as the one which it has previously written. The cost of effecting a closing purchase transaction may be greater than the premium received on writing the put option and there is no guarantee that a closing purchase transaction can be effected.

Stock Index Options. Except as describe below, the Small-Cap Value Fund will write call options on indices only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When the Small-Cap Value Fund writes a call option on a broadly-based stock market index, the Fund will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, one or more "qualified securities" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

Segregated Accounts. If the Small-Cap Value Fund has written an option on an industry or market segment index, it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, at least ten "qualified securities," which are securities of an issuer in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national securities exchange or listed on the National Association of Securities Dealers Automated Quotation System against which the Small-Cap Value Fund has not written a stock call option and which has not been hedged by the Small-Cap Value Fund by the sale of stock index futures. Such securities will include stocks which represent at least 50% of the weighing of the industry or market segment index and will represent at least 50% of the Small-Cap Value Fund's holdings in that industry or market segment. No individual security will represent more than 25% of the amount so segregated, pledged or escrowed. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Small-Cap Value Fund will so segregate, escrow or pledge an amount in cash, Treasury bills or other high-grade short-term obligations equal in value to the difference. In addition, when the Small-Cap Value Fund writes a call on an index which is in-the-money at the time the call is written, it will segregate with its custodian or pledge to the broker as collateral cash, equity securities, non-investment grade debt, short term U.S. Government securities or other high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Small-Cap Value Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. However, if the Small-Cap Value Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Small-Cap Value Fund in cash, equity securities, non-investment grade debt, treasury bills or other high-grade short-term obligations in a segregated account with its custodian, it will not be subject to the requirements describe in this paragraph. In instances involving the purchase of stock index futures contracts by the Small-Cap Value Fund, an amount of cash or permitted securities equal to the market value of the futures contracts will be deposited in a segregated account with its custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures are unleveraged.

Under regulations of the Commodity Exchange Act, investment companies registered under the Act are exempt from the definition of "commodity pool operator," provided all of the Small-Cap Value Fund's commodity futures or commodity options transactions constitute bona fide hedging transactions within the meaning of the CFTC's regulations. The Small-Cap Value Fund will use stock index futures and options on futures as described herein in a manner consistent with this requirement.

Stock Index Futures. The Small-Cap Value Fund will engage in transactions in stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities which are held in the Small-Cap Value Fund's portfolio or which it intends to purchase. The Fund will engage in such transactions when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. The Fund may not purchase or sell stock index futures if, immediately thereafter, more than one-third of its net assets would be hedged and, in addition, except as described above in the case of a call written and held on the same index, will write call options on indices or sell stock index futures only if the amount resulting from the multiplication of the then current level of the index (or indices) upon which the option or future contract(s) is based, the applicable multiplier(s), and the number of futures or options contracts which would be outstanding, would not exceed one-third of the value of the Small-Cap Value Fund's net assets.

Risks Of Transactions In Stock Options. Writing options involves the risk that there will be no market in which to effect a closing transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Small-Cap Value Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If the Small-Cap Value Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Risks Of Options On Indices. The Small-Cap Value Fund's purchase and sale of options on indices will be subject to risks described above under "Risk of Transactions in Stock Options." In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Small-Cap Value Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by the Small-Cap Value Fund of options on indices would be subject to the investment adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index option also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Small-Cap Value Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Small-Cap Value Fund. It is the Small-Cap Value Fund's policy to purchase or write options only on indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in the index.

Trading in index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time a number of additional index option contracts have been introduced including options on industry indices. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Small-Cap Value Fund will not purchase or sell any index option contract unless and until, in Fund management's opinion, the market for such options has developed sufficiently that such risk in connection with such transactions in no greater than such risk in connection with options on stocks.

Special Risks Of Writing Calls On Indices. Because exercises of index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the Small-Cap Value Fund will write call options on indices only under the circumstances described above under "Limitations on the Purchases and Sales of Stock Options, Options on Stock Indices and Stock Index Futures."

Price movements in the Fund's portfolio probably will not correlate precisely with movements in the level of the index and, therefore, the Fund bears the risk that the price of the securities held may not increase as much as the index. In such event the Fund would bear a loss on the call which is not completely offset by movements in the price of the Fund's portfolio. It is also possible that the index may rise when the Small-Cap Value Fund's portfolio of stocks does not rise. If this occurred, the Fund would experience a loss on the call which is not offset by an increase in the value of its portfolio and might also experience a loss in its portfolio. However, because the value of a diversified portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Small-Cap Value Fund in the opposite direction to the market would be likely to occur for only a short period or to a small degree.

Unless the Small-Cap Value Fund has other liquid assets that are sufficient to satisfy the exercise of a call, the Small-Cap Value Fund would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Small-Cap Value Fund fails to anticipate an exercise, it may have to borrow (in amounts not exceeding 20% of the Fund's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

When the Small-Cap Value Fund has written a call, there is also a risk that the market may decline between the time the call is written and the time the Small-Cap Value Fund is able to sell stocks in its portfolio. As with stock options, the Small-Cap Value Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Small-Cap Value Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call which the Small-Cap Value Fund has written is "covered" by an index call held by the Small-Cap Value Fund with the same strike price, the Small-Cap Value Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Small-Cap Value Fund exercises the call it holds or the time the Small-Cap Value Fund sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

Special Risks Of Purchasing Puts And Calls On Indices. If the Small-Cap Value Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiple) to the assigned writer. Although the Small-Cap Value Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cut off time or by selling rather than exercising an option when the index level is close to the exercise price it may not be possible to eliminate this risk entirely because the cut off times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

                                       2.
                             Directors And Officers

The following director is a partner of Lord, Abbett & Co. ("Lord Abbett"), The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. He has been associated with Lord Abbett for over five years and is also an officer, director, or trustee of twelve other Lord Abbett-sponsored funds. He is an "interested person" as defined in the Act, and as such, may be considered to have an indirect financial interest in the Rule 12b-1 Plan described in the Prospectus.

Robert S. Dow, age 53, Chairman and President

The following outside directors are also directors or trustees of twelve other Lord Abbett-sponsored funds referred to above.

E. Thayer Bigelow
Time Warner Inc.
1271 Avenue of the Americas
New York, New York

Senior Adviser, Time Warner Inc. Formerly, Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998). Formerly, President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997). Prior to that, President and Chief Operating Officer of Home Box Office, Inc. Age 57.

William H.T. Bush
Bush-O'Donnell & Co., Inc.
101 South Hanley Road, Suite 1025
St. Louis, Missouri

Co-founder and Chairman of the Board of financial advisory firm of Bush-O'Donnell & Company. Age 60.

Robert B. Calhoun, Jr.
Monitor Clipper partners
650 Madison Avenue, 9th Floor
New York, New York

Managing Director of Monitor Clipper Partners and President of The Clipper Group L.P., both private equity investment funds. Age 56.

Stewart S. Dixon
Wildman, Harrold, Allen & Dixon
225 W. Wacker Drive (Suite 2800)
Chicago, Illinois

Partner in the law firm of Wildman, Harrold, Allen & Dixon.  Age 68.

John C. Jansing
162 S. Beach Road
Hobe Sound, Florida

Retired. Former Chairman of Independent Election Corporation of America, a proxy tabulating firm. Age 73.

C. Alan MacDonald
Directorship Inc.
8 Sound Shore Drive
Greenwich, Connecticut

Managing Director of Directorship Inc., a consultancy in board management and corporate governance. Formerly, General Partner of The Marketing Partnership, Inc., a full service marketing consulting firm (1994-1997). Prior to that, Chairman and Chief Executive Officer of Lincoln Snacks, Inc., manufacturer of branded snack foods (1992-1994). His career spans 36 years at Stouffers and Nestle with 18 of the years as Chief Executive Officer. Currently serves as Director of DenAmerica Corp., J. B. Williams Company, Inc., Fountainhead Water Company and Exigent Diagnostics. Age 65.

Hansel B. Millican, Jr.
Rochester Button Company
1328 Broadway (Suite 816)
New York, New York

President and Chief Executive Officer of Rochester Button Company.  Age 70.

Thomas J. Neff
Spencer Stuart
277 Park Avenue
New York, New York

Chairman of Spencer Stuart, an executive search consulting firm. Currently serves as a Director of Ace, Ltd. (NYSE). Age 61.

The second column of the following table sets forth the compensation accrued for outside directors. The third column sets forth information with respect to the equity-based benefits accrued for outside directors/trustees maintained by the Lord Abbett-sponsored funds. The fourth column sets forth information with respect to the retirement plan for outside directors/trustees maintained by each of the Lord Abbett-sponsored funds. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

                       For the Fiscal Year Ended November 30, 1998
                       -------------------------------------------

      (1)                        (2)                (3)                  (4)

                                              Pension or           For Year Ended
                                              Retirement Benefits  December 31, 1998
                                              Accrued by the       Total Compensation
                             Aggregate        Company and          Accrued by the Company and
                             Compensation     Twelve Other Lord    Twelve Other Lord
                             Accrued by       Abbett-sponsored     Abbett-sponsored
Name of Director             the Company(1)   Companies(2)         Companies(3)
----------------             --------------   -------------------  --------------------------
E. Thayer Bigelow            $                $17,068              $56,000
William H.T. Bush*           $                none                 none
Robert B. Calhoun, Jr.**     $                none                 none
Stewart S. Dixon             $                $32,190              $55,000
John C. Jansing              $                $45,085(4)           $55,000
C. Alan MacDonald            $                $30,703              $57,400
Hansel B. Millican, Jr.      $                $37,747              $55,000
Thomas J. Neff               $                $19,853              $56,000

*     Elected as of August 13, 1998
**    Elected as of June 17, 1998

1. Outside directors' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored companies based on the net assets of each fund. A portion of the fees payable by the Company to its outside directors is being deferred under a plan that deems the deferred amounts to be invested in shares of the Company for later distribution to the directors/trustees.

2. The amounts in Column 3 were accrued by the Lord Abbett-sponsored companies for the 12 months ended November 30, 1998 with respect to the equity based plans established for independent directors in 1996. This plan supercedes a previously approved retirement plan for all future directors. Current directors had the option to convert their accrued benefits under the retirement plan. All of the outside directors except one made such an election.

3. This column shows aggregate compensation, including directors fees and attendance fees for board and committee meetings, of a nature referred to in footnote one, accrued by the Lord Abbett-sponsored companies during the year ended December 31, 1998. The amounts of the aggregate compensation payable by the Company as of November 30, 1998 deemed invested in Company shares, including dividends reinvested and changes in net asset value
      applicable to such deemed investments, were: Mr. Bigelow, $     ; Mr.
      Dixon, $     ; Mr. Jansing, $     ; Mr. MacDonald, $     ; Mr. Millican,
      $     ; and Mr. Neff, $     . If the amounts deemed invested in Company
      shares were added to each director's actual holdings of Company shares as of November 30, 1998, each would own, the following: Mr. Bigelow,
          shares; Mr. Dixon,     shares; Mr. Jansing,     shares; Mr. MacDonald,
          shares; Mr. Millican,     shares; and Mr. Neff,     shares.

4. Mr. Jansing chose to continue to receive benefits under the retirement plan which provides that outside directors (Trustees) may receive annual retirement benefits for life equal to their final annual retainer following retirement at or after age 72 with at least ten years of service. Thus, if Mr. Jansing were to retire and the annual retainer payable by the funds were the same as it is today, he would receive annual retirement benefits of $50,000.

Except where indicated, the following executive officers of the Company have been associated with Lord Abbett for over five years. Of the following, Messrs. Brown, Carper, Fetch, Hilstad, Morris, and Walsh are partners of Lord Abbett; the others are employees:

Executive Vice Presidents:

Robert G. Morris, age 53

Robert P. Fetch, age 45 (with Lord Abbett since 1995; formerly Managing Director at Prudential Investment Advisors);

Stephen J. McGruder, age 55

Vice Presidents:

Paul A. Hilstad, age 56, Vice President and Secretary (with Lord Abbett since 1995; formerly Senior Vice President and General Counsel of American Capital Management & Research, Inc.)

Zane Brown, age 47

Daniel E. Carper, age 47

Lawrence H. Kaplan, age 43 (with Lord Abbett since 1997 - formerly Vice President and Chief Counsel of Salomon Brothers Asset Management Inc from 1995 to 1997, prior thereto Senior Vice President, Director and General Counsel of Kidder Peabody Asset Management, Inc.)

Thomas F. Konop, age 56

Gregory M. Macosko, age 52 (with Lord Abbett since 1996; formerly Portfolio Manager and Analyst at Royce Associates)

A. Edward Oberhaus, age 39

Keith F. O'Connor, age 43

John J. Walsh, age 62

Treasurer:

Donna M. McManus, age 38, (with Lord Abbett since 1996, formerly a Senior Manager at Deloitte & Touche LLP).

The Funds' By-Laws provide that they shall not hold an annual meeting of stockholders in any year unless one or more matters are required to be acted on by stockholders under the Act, or unless called by a majority of the Board of Directors or by stockholders holding at least one quarter of the stock of a Fund's outstanding shares and entitled to vote at the meeting. When any such annual meeting is held, the stockholders will elect directors and vote on the approval of the independent auditors of the Funds.

As of     , 1998, our officers and directors, as a group, owned less than !% of
the Funds' outstanding shares. As of     , 1998, there were no record holders of
5% or more of the Funds' outstanding shares.

                                       3.
                     Investment Advisory And Other Services

As described under "Management" in the Prospectus, Lord Abbett is the Company's investment manager. Seven of the general partners of Lord Abbett are officers and/or directors of the Company and are identified as follows: Zane E. Brown, Daniel E. Carper, Robert S. Dow, Robert P. Fetch, Paul A. Hilstad, Robert G. Morris, and John J. Walsh.

The other general partners of Lord Abbett who are neither officers nor directors of the Company are: Stephen I. Allen, John E. Erard, Daria L. Foster, Robert I. Gerber, W. Thomas Hudson, Stephen I. McGruder, Michael McLaughlin, Robert J. Noelke, Mark R. Pennington, and Christopher Towle.

The address of each partner is The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203.

The services performed by Lord Abbett are described under "Management" in the Prospectus. Under the Management Agreement, we are obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .75 of 1% of Large-Cap Research Fund's and Small-Cap Value Fund's and
 .90 of 1% of Growth Opportunities Fund's average daily net assets. In addition we are obligated to pay all expenses not expressly assumed by Lord Abbett, including, without limitation, outside directors' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of preparing, printing and mailing stock certificates and shareholder reports, expenses of registering our shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses to existing shareholders, insurance premiums, brokerage and other expenses connected with executing portfolio transactions.

For the fiscal years ended November 1996, 1997 and 1998, Lord Abbett received
$     , $     and $     , respectively, in management fees with respect to the
Large-Cap Research Fund.

For the fiscal years ended November 30, 1996, 1997 the management fee was .75 of 1% and was waived by Lord Abbett with respect to the Growth Opportunities Fund and, except for this waiver, would have amounted to $8,249 and $10,844, respectively. On September 15, 1998, the Fund's shareholders voted to raise the management fee to .90 of 1%. The management fee for the fiscal year ended
November 30, 1998 was $      .

For the fiscal years ended November 30, 1996, 1997 and 1998, Lord Abbett
received $     , $     and $     , respectively in management fees with respect
to Small-Cap Value Fund.

Lord Abbett Distributor LLC serves as the principal underwriter for the Funds.

The Bank of New York ("BNY"), 48 Wall Street, New York, New York, is the Company's custodian. In accordance with the requirements of Rule 17f-5, the Company's directors have approved arrangements permitting the Funds' foreign assets not held by BNY or its foreign branches to be held by certain qualified foreign banks and depositories.

Deloitte & Touche LLP, Two World Financial Center, New York, New York, are the independent auditors of the Company and must be approved at least annually by our Board of Directors to continue in such capacity. Deloitte & Touche LLP perform audit services for the Fund including the examination of financial statements included in our Annual Report to shareholders.

United Missouri Bank of Kansas City, N.A., Tenth and Grand, Kansas City, Missouri, acts as the transfer agent and dividend dispursing agent for the Funds.

                                       4.
                             Portfolio Transactions

The Funds' policy is to obtain best execution on all our portfolio transactions, which means that they seek to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, we generally pay, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, we may, if considered advantageous, make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are officers of each Lord Abbett-sponsored fund and also are employees of Lord Abbett. These traders do the trading as well for other accounts -- investment companies (of which they are also officers) and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

Some of these brokers also provide research services at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and trading equipment and computer software packages, acquired from third-party suppliers, that enable Lord Abbett to access various information bases. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Fund; conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Fund, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. We have been advised by Lord Abbett that research services received from brokers cannot be allocated to any particular account, are not a substitute for Lord Abbett's services but are supplemental to their own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be materially increased if it attempted to generate such additional information through its own staff and purchased such equipment and software packages directly from the suppliers.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

If two or more broker-dealers are considered capable of offering the equivalent likelihood of best execution, the broker-dealer who has sold the Lord Abbett-sponsored funds' shares and/or shares of other Lord Abbett-sponsored funds may be preferred.

If other clients of Lord Abbett buy or sell the same security at the same time as a Lord Abbett-sponsored fund does, transactions will, to the extent practicable, be allocated among all participating accounts in proportion to the amount of each order and will be executed daily until filled so that each account shares the average price and commission cost of each day. Other clients who direct that their brokerage business be placed with specific brokers or who invest through wrap accounts introduced to Lord Abbett by certain brokers may not participate with a Lord Abbett-sponsored fund in the buying and selling of the same securities as described above. If these clients wish to buy or sell the same security as a Lord Abbett-sponsored fund does, they may have their transactions executed at times different from our transactions and thus may not receive the same price or incur the same commission cost as a Lord Abbett-sponsored fund does.

The Lord Abbett-sponsored funds will not seek "reciprocal" dealer business (for the purpose of applying commissions in whole or in part for their benefit or otherwise) from dealers as consideration for the direction to them of portfolio business.

For the fiscal years ended November 30, 1996, 1997 and 1998, we paid total
commissions to independent broker-dealers of $28,649, $88,234 and $    for
Large-Cap Research Fund, respectively.

For the fiscal years ended November 30, 1996, 1997, and 1998, we paid total
commissions to independent broker-dealers of $2,155, $3,687 and $     ,
respectively, for Growth Opportunities Fund.

For the period December 13, 1995 (commencement of operations) to November 30, 1996 and fiscal years ended November 30, 1997 and 1998, we paid total
commissions to independent broker-dealers of $45,266, $1,812,425, and $     for
Small-Cap Value Fund.

                                       5.
                             Purchases, Redemptions
                            And Shareholder Services

Information concerning how we value our shares for the purchase and redemption of our shares is contained in the Prospectus under "Purchases" and "Redemptions," respectively.

As disclosed in the Prospectus, we calculate our net asset value as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The Company values its portfolio securities at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on the New York or American Stock Exchange or on the NASDAQ National Market System are valued at the last sales price, or, if there is no sale on that day, at the mean between the last bid and asked prices, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Funds' officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities not traded on the NASDAQ National Market System are valued at the mean between the last bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board of Directors.

The net asset value per share for the Class B and C shares will be determined in the same manner as for the Class A shares (net assets divided by shares outstanding).

The maximum offering price of Class A shares of the Large-Cap Research Fund on November 30, 1998 was computed as follows:

Net asset value per share (net assets divided
by shares outstanding)  . . . . . . . . . . . . . . . . . . . . . . . . .$

Maximum offering price per share (net asset
value divided by .9425) . . . . . . . . . . . . . . . . . . . . . . . . .$

The maximum offering price of Class A shares of the Small-Cap Value Fund on November 30, 1998 was computed as follows:

Net asset value per share (net assets divided
by shares outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . $

Maximum offering price per share (net asset
value  divided  by .9425) )  . . . . . . . . . . . . . . . . . . . . . . $

The Company on behalf of the funds has entered into a distribution agreement with Lord Abbett Distributor LLC, a New York limited liability company ("Lord Abbett Distributor"), under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Funds, and to make reasonable efforts to sell the shares so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

For the last three fiscal years Lord Abbett, as the Funds' principal underwriter, received net commissions after allowance of a portion of the sales charge to independent dealers with respect to Class A shares as follows:

Large-Cap Research Fund
                                      Year Ended November 30,
                                    ----------------------------
                                    1998        1997        1996
                                    ----        ----        ----

Gross sales charge                            $1,005,548  $270,755
Amount allowed to dealers                     $  864,739  $234,486
                                              ----------  --------

Net commissions
received by
Lord Abbett                                   $  140,809  $ 36,269
                                              ==========  ========

Small-CapValue Fund

                                                                         Period December 13, 1995
                                  Year Ended           Year Ended      (commencement of operations)
                              November 30, 1998    November 30, 1997       to November 30, 1996
                              -----------------    -----------------       --------------------
Gross sales charge                                     $7,021,169                 $46,090
Amount allowed to dealers                              $6,026,914                 $39,745
                                                       ----------                 -------

Net commissions
received by
Lord Abbett                                            $  994,255                 $ 6,345
                                                       ==========                 =======

Conversion Of Class B Shares. The conversion of Class B shares on the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

ALTERNATIVE SALES ARRANGEMENTS

Classes of Shares. The Funds offer investors four different classes of shares, designated Classes A, B, C and P. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. Investors should read this section carefully to determine which class represents the best investment option for their particular situation.

Class A Shares. If you buy Class A shares, you pay an initial sales charge on investments of less than $1 million (or on investments for employer-sponsored retirement plans under the Internal Revenue Code (hereinafter referred to as "Retirement Plans") with less than 100 eligible employees or on investments that do not qualify to be under a "special retirement wrap program" as a program sponsored by an authorized institution showing one or more characteristics distinguishing it, in the opinion of Lord Abbett Distributor from a mutual fund wrap-fee program). If you purchase Class A shares as part of an investment of at least $1 million (or for Retirement Plans with at least 100 eligible employees or under a special retirement wrap program) in shares of one or more Lord Abbett-sponsored funds, you will not pay an initial sales charge, but if you redeem any of those shares within 24 months after the month in which you buy them, you may pay to a Fund a contingent deferred sales charge ("CDSC") of 1% except for redemptions under a special retirement wrap program. Class A shares of the Large-Cap Research Fund are subject to service and distribution fees that are currently estimated to total annually approximately .23 of 1% of the annual net asset value of the Class A shares. Class A shares of the Growth Opportunities Fund are subject to service and distribution fees that are currently estimated to total annually approximately 0.28 of 1% of the annual net asset value of the Class A shares. Class A shares of the Small-Cap Value Fund are subject to service and distribution fees that are currently estimated to total annually approximately .31 of 1% of the annual net asset value of the Class A shares. The initial sales charge rates, the CDSC and the Rule 12b-1 plan applicable to the Class A shares are described in "Buying Class A Shares."

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the sixth anniversary of buying them, you will normally pay a CDSC to Lord Abbett Distributor . That CDSC varies depending on how long you own your shares. Class B shares are subject to service and distribution fees at an annual rate of 1% of the annual net asset value of the Class B shares. The CDSC and the Rule 12b-1 plan applicable to the Class B shares are described in "Buying Class B Shares."

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the first anniversary of buying them, you will normally pay a Fund a CDSC of 1%. Class C shares are subject to service and distribution fees at an annual rate of 1% of the annual net asset value of the Class C shares. The CDSC and the Rule 12b-1 plan applicable to the C shares are described in "Buying Class C Shares."

Class P Shares. If you buy Class P shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC. Class P shares are subject to service and distribution fees at an annual rate of .45 of 1% of the average daily net asset value of the Class P shares. The Rule 12b-1 plan applicable to the Class P shares is described in "Class P Rule 12b-1 Plan." Class P shares are available to a limited number of investors.

Which Class Of Shares Should You Choose? Once you decide which Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial adviser. The Funds' class-specific expenses and the effect of the different types of sales charges on your investment will affect your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

In the following discussion, to help provide you and your financial adviser with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Funds. We used the sales charge rates that apply to Class A, Class B and Class C, and considered the effect of the higher distribution fees on Class B and Class C expenses (which will affect your investment return). Of course, the actual performance of your investment cannot be predicted and will vary, based on a Fund's actual investment returns, the operating expenses borne by each class of shares, and the class of shares you purchase. The factors briefly discussed below are not intended to be investment advice, guidelines or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

How Long Do You Expect To Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. For example, over time, the reduced sales charges available for larger purchases of Class A shares may offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-specific expenses on Class B or Class C shares for which no initial sales charge is paid. Because of the effect of class-based expenses, your choice should also depend on how much you plan to invest.

Investing For The Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. This is because of the effect of the Class B CDSC if you redeem before the sixth anniversary of your purchase, as well as the effect of the Class B distribution fee on the investment return for that class in the short term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the CDSC does not apply to amounts you redeem after holding them one year.

However, if you plan to invest more than $100,000 for the short term, then the more you invest and the more your investment horizon increases toward six years, the more attractive the Class A share option may become. This is because the annual distribution fee on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more appropriate than Class C for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more appropriate than Class C. If you are investing $500,000 or more, Class A may become more desirable as your investment horizon approaches 3 years or more.

For most investors who invest $1 million or more or for Retirement Plans with at least 100 eligible employees or for investments pursuant to a special retirement wrap program, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, it may not be suitable for you to place a purchase order for Class B shares of $500,000 or more or a purchase order for Class C shares of $1,000,000 or more. In addition, it may not be suitable for you to place an order for Class B or C shares for a Retirement Plan with at least 100 eligible employees or for a special retirement wrap program. You should discuss this with your financial advisor.

Investing for the Longer Term. If you are investing for the longer term (for example, to provide for future college expenses for your child) and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate investment option, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under a Fund's Rights of Accumulation.

Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, and should not be relied on as rigid guidelines.

Are There Differences In Account Features That Matter To You? Some account features are available in whole or in part to Class A, Class B and Class C shareholders. Other features (such as Systematic Withdrawal Plans) might not be advisable in non-Retirement Plan accounts for Class B shareholders (because of the effect of the CDSC on the entire amount of a withdrawal if it exceeds 12% annually) and in any account for Class C shareholders during the first year of share ownership (due to the CDSC on withdrawals during that year). See "Systematic Withdrawal Plan" under "Shareholder Services" in the Prospectus for more information about the 12% annual waiver of the CDSC. You should carefully review how you plan to use your investment account before deciding which class of shares you buy. For example, the dividends payable to Class B and Class C shareholders will be reduced by the expenses borne solely by each of these classes, such as the higher distribution fee to which Class B and Class C shares are subject, as described below.

How Does It Affect Payments To My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. As discussed in more detail below, such compensation is primarily paid at the time of sale in the case of Class A and B shares and is paid over time, so long as shares remain outstanding, in the case of Class C shares. It is important that investors understand that the primary purpose of the CDSC for the Class B shares and the distribution fee for Class B and Class C shares is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate brokers and other persons selling such shares. The CDSC, if payable, supplements the Class B distribution fee and reduces the Class C distribution fee expenses for the Fund and Class C shareholders.

Class A, B, C And P Rule 12b-1 Plans. As described in the Prospectus, the Company has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 of the Act for each of the four Classes: the "A Plan," the "B Plan" the "C Plan," and the "P Plan," respectively. In adopting each Plan and in approving its continuance, the Board of Directors has concluded that there is a reasonable likelihood that each Plan will benefit its respective Class and such Class's shareholders. The expected benefits include greater sales and lower redemptions of Class shares, which should allow each Class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case. During the last fiscal year, the Company
accrued or paid through Lord Abbett to authorized institutions $     under the A
Plan, $     under the B Plan, $     under the C Plan, and $     under the P
Plan. Lord Abbett uses all amounts received under each Plan as described in the Prospectus and for payments to dealers for (i) providing continuous services to the shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Company.

The fees payable under the A Plan, B Plan, C Plan, and P Plan are described in the Prospectus. For the fiscal year ended November 30, 1998, the fees paid to
dealers under the A Plan for the Large-Cap Research Fund was $     , for the
Growth Opportunities Fund $     , and for the Small-Cap Value Fund $     .

For the fiscal year ended November 30, 1998, the fee paid to dealers under the B
Plan for the Large-Cap Research Fund was $     , for the Growth Opportunities
Fund $     , and for the Small-Cap Value Fund $     .

For the fiscal year ended November 30, 1998, the fee paid to dealers under the C
Plan for the Large-Cap Research Fund was $     , for the Growth Opportunities
Fund $     , and for the Small-Cap Value Fund $     .

Each Plan requires the directors to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Each Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the directors, including a majority of the directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("outside directors"), cast in person at a meeting called for the purpose of voting on the Plan. No Plan may be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder without approval by a majority of the outstanding voting securities of the applicable Class and the approval of a majority of the directors, including a majority of the outside directors. Each Plan may be terminated at any time by vote of a majority of the outside directors or by vote of a majority of its Class's outstanding voting securities.

Contingent Deferred Sales Charges. A Contingent Deferred Sales Charge ("CDSC") applies upon early redemption of shares, regardless of class, and : (i) will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price and (ii) will not be imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions) and upon early redemption of shares.

Class A Shares. As stated in the Prospectus, a CDSC of 1% is imposed with respect to those Class A shares (or Class A shares of another Lord Abbett-sponsored fund or Fund acquired through exchange of such shares) on which a Fund has paid the one-time distribution fee of 1% if such shares are redeemed out of the Lord Abbett-sponsored family of funds within a period of 24 months from the end of the month in which the original sale occurred.

Class B Shares. As stated in the Prospectus, if Class B shares (or Class B shares of another Lord Abbett-sponsored fund or Fund acquired through exchange of such shares) are redeemed out of the Lord Abbett-sponsored family of funds for cash before the sixth anniversary of their purchase, a CDSC will be deducted from the redemption proceeds. The Class B CDSC is paid to Lord Abbett Distributor to reimburse its expenses, in whole or in part, for providing distribution-related service in connection with the sale of Class B shares.

To determine whether the CDSC applies to a redemption, a Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions; (2) shares held on or after the sixth anniversary of their purchase; and (3) shares held the longest before such sixth anniversary.

The amount of the CDSC charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:
                                            Contingent Deferred Sales Charge
Anniversary of the Day on                    on Redemptions (As % of Amount
Which the Purchase Order Was Accepted              Subject to Charge)
Before the 1st ........................................   5.0%
On the 1st, before the 2nd ............................   4.0%
On the 2nd, before the 3rd ............................   3.0%
On the 3rd, before the 4th ............................   3.0%
On the 4th, before the 5th ............................   2.0%
On the 5th, before the 6th ............................   1.0%
On or after the 6th anniversary .......................   None

In the table, an "anniversary" is the 365th day subsequent to the acceptance of a purchase order or a prior anniversary. All purchases are considered to have been made on the business day on which the purchase order was accepted.

Class C Shares. As stated in the Prospectus, if Class C shares are redeemed for cash before the first anniversary of their purchase, the redeeming shareholder will be required to pay to a Fund on behalf of Class C shares a CDSC of 1% of the lower of cost or the then net asset value of Class C shares redeemed. If such shares are exchanged into the same class of another Lord Abbett-sponsored fund and subsequently redeemed before the first anniversary of their original purchase, the charge will be collected by the other fund on behalf of a Fund's Class C shares.

General. Each percentage (1% in the case of Class A and C shares and 5% through 1% in the case of Class B shares) used to calculate CDSC's for the Class A, Class B and Class C shares is sometimes hereinafter referred to as the "Applicable Percentage."

With respect to Class A and Class B shares, no CDSC is payable on redemptions by participants or beneficiaries from employer-sponsored retirement plans under the Internal Revenue Code for benefit payments due to plan loans, hardship withdrawals, death, retirement or separation from service and for returns of excess contributions to retirement plan sponsors. In the case of Class A and Class C shares, the CDSC is received by the applicable Fund and is intended to reimburse all or a portion of the amount paid by the Fund if the shares are redeemed before the Fund has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the Fund. In the case of Class B shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse its expenses of providing distribution-related service to the Fund (including recoupment of the commission payments made) in connection with the sale of Class B shares before Lord Abbett Distributor has had an opportunity to realize its anticipated reimbursement by having such a long-term shareholder account subject to the B Plan distribution fee.

The other Funds which participate in the Telephone Exchange Privilege (except
(a) Lord Abbett U.S. Government Securities Money Market Fund, Inc. ("GSMMF"),
(b) certain funds of Lord Abbett Tax-Free Income Fund and Lord Abbett Tax-Free Income Trust for which a Rule 12b-1 Plan is not yet in effect, and (c) any authorized institution's affiliated money market fund satisfying Lord Abbett Distributor as to certain omnibus account and other criteria, hereinafter referred to as an "authorized money market fund" or "AMMF" (collectively, the "Non-12b-1 Funds") have instituted a CDSC for each class on the same terms and conditions. No CDSC will be charged on an exchange of shares of the same class between Lord Abbett funds or between such funds and AMMF. Upon redemption of shares out of the Lord Abbett family of funds or out of AMMF, the CDSC will be charged on behalf of and paid: (i) to the fund in which the original purchase (subject to a CDSC) occurred, in the case of the Class A and Class C shares and
(ii) to Lord Abbett Distributor if the original purchase was subject to a CDSC, in the case of the Class B shares. Thus, if shares of a Lord Abbett fund are exchanged for shares of the same class of another such fund and the shares of the same class tendered ("Exchanged Shares") are subject to a CDSC, the CDSC will carry over to the shares of the same class being acquired, including GSMMF and AMMF ("Acquired Shares"). Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares. Although the Non-12b-1 Funds will not pay a distribution fee on their own shares, and will, therefore, not impose their own CDSC, the Non-12b-1 Funds will collect the CDSC (a) on behalf of other Lord Abbett funds, in the case of the Class A and Class C shares and (b) on behalf of Lord Abbett Distributor, in the case of the Class B shares. Acquired Shares held in GSMMF and AMMF which are subject to a CDSC will be credited with the time such shares are held in GSMMF but will not be credited with the time such shares are held in AMMF. Therefore, if your Acquired Shares held in AMMF qualified for no CDSC or a lower Applicable Percentage at the time of exchange into AMMF, that Applicable Percentage will apply to redemptions for cash from AMMF, regardless of the time you have held Acquired Shares in AMMF.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of: (i) the net asset value of the shares redeemed; or (ii) the original cost of such shares (or of the Exchanged Shares for which such shares were acquired). No CDSC will be imposed when the investor redeems: (i) amounts derived from increases in the value of the account above the total cost of shares being redeemed due to increases in net asset value; (ii) shares with respect to which no Lord Abbett fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions); or (iii) shares which, together with Exchanged Shares, have been held continuously for 24 months from the end of the month in which the original sale occurred (in the case of Class A shares), for six years or more (in the case of Class B shares) and for one year or more (in the case of Class C shares). In determining whether a CDSC is payable: (a) shares not subject to the CDSC will be redeemed before shares subject to the CDSC; and (b) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

Exchanges. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your shares of any class for those in the same class of: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level ); (ii) GSMMF; or (iii) AMMF, to the extent offers and sales may be made in your state. You should read the prospectus of the other Fund before exchanging. In establishing a new account by exchange, shares of the Fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

Shareholders in other Lord Abbett-sponsored funds and AMMF have the same right to exchange their shares for the corresponding class of each Series' shares. Exchanges are based on relative net asset values on the day instructions are received by the Fund in Kansas City if the instructions are received prior to the close of the NYSE in proper form. No sales charges are imposed except in the case of exchanges out of GSMMF or AMMF (unless a sales charge (front-end, back-end or level) was paid on the initial investment in a Lord Abbett-sponsored fund). Exercise of the exchange privilege will be treated as a sale for federal income tax purposes, and, depending on the circumstances, a gain or loss may be recognized. In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange. The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

Shareholders have the exchange privilege unless they refuse it in writing. You should not view the exchange privilege as a means for taking advantage of short-term swings in the market, and we reserve the right to terminate or limit the privilege of any shareholder who makes frequent exchanges. We can revoke or modify the privilege for all shareholders upon 60 days' prior notice. "Eligible Funds" are AMMF and other Lord Abbett-sponsored funds which are eligible for the exchange privilege, except Lord Abbett Series Fund ("LASF") which offers its shares only in connection with certain variable annuity contracts, Lord Abbett Equity Fund ("LAEF") which is not issuing shares, and Small-Cap Value Fund of Lord Abbett Research Fund ("LARF"), not currently being offered to the general public.

Statement of Intention. Under the terms of the Statement of Intention to invest $50,000 or more over a 13-month period as described in the Prospectus, shares of a Lord Abbett-sponsored fund (other than shares of LAEF, LASF, LARF, GSMMF and AMMF, unless holdings in GSMMF and AMMF are attributable to shares exchanged from a Lord Abbett-sponsored fund offered with a front-end, back-end or level sales charge) currently owned by you are credited as purchases (at their current offering prices on the date the Statement is signed) toward achieving the stated investment and reduced initial sales charge for Class A shares. Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Statement is not completed. The Statement of Intention is neither a binding obligation on you to buy, nor on a Fund to sell, the full amount indicated.

Rights Of Accumulation. As stated in the Prospectus, purchasers (as defined in the Prospectus) may accumulate their investment in Lord Abbett-sponsored funds (other than LAEF, LARF, LASF, GSMMF, and AMMF unless holdings in GSMMF or AMMF are attributable to shares exchanged from a Lord Abbett-sponsored fund offered with a front-end, back-end or level sales charge) so that a current investment, plus the purchaser's holdings valued at the current maximum offering price, reach a level eligible for a discounted sales charge for Class A shares.

Net Asset Value Purchases Of Class A Shares. As stated in the Prospectus, our Class A shares may be purchased at net asset value by our directors, employees of Lord Abbett, employees of our shareholder servicing agent and employees of any securities dealer having a sales agreement with Lord Abbett who consents to such purchases or by the director or custodian under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of such persons or for the benefit of employees of any national securities trade organization to which Lord Abbett belongs or any company with an account(s) in excess of $10 million managed by Lord Abbett on a private-advisory-account basis. For purposes of this paragraph, the terms "directors" and "employees" include a trustee's or employee's spouse (including the surviving spouse of a deceased director or employee). The terms "our directors" and "employees of Lord Abbett" also include other family members and retired directors and employees.

Our Class A shares also may be purchased at net asset value: (a) at $1 million or more; (b) with dividends and distributions from Class A shares of other Lord Abbett-sponsored funds, except for LARF, LAEF and LASF; (c) under the loan feature of the Lord Abbett-sponsored prototype 403(b) plan for share purchases representing the repayment of principal and interest; (d) by certain authorized brokers, dealers, registered investment advisers or other financial institutions who have entered into an agreement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our shares in particular investment products made available for a fee to clients of such brokers, dealers, registered investment advisers and other financial institutions, ("mutual fund wrap fee program"); (e) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds; (f) through Retirement Plans with at least 100 eligible employees; (g) in connection with a merger, acquisition or other reorganization; and (h) through a "special retirement wrap program" sponsored by an authorized institution showing one or more characteristics distinguishing it, in the opinion of Lord Abbett Distributor from a mutual fund wrap-fee program. Such characteristics include, among other things, the fact that an authorized institution does not charge its clients any fee of a consulting or advisory nature that is economically equivalent to the distribution fee under Class A 12b-1 Plan and the fact that the program relates to a participant-directed Retirement Plan. Shares are offered at net asset value to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the Funds have business relationships.

Redemptions. A redemption order is in proper form when it contains all of the information and documentation required by the order form or supplementally by Lord Abbett Distributor or a Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission deems an emergency to exist.

Our Board of Directors may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or is necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 6 month's prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Div-Move. Under the Div-Move service described in the Prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund. The account must be either your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21. You should read the prospectus of the other fund before investing.

Invest-A-Matic. The Invest-A-Matic method of investing in the Funds and/or any other Eligible Fund is described in the Prospectus. To avail yourself of this method you must complete the application form, select the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

Systematic Withdrawal Plans. The Systematic Withdrawal Plan ("SWP") also is described in the Prospectus. You may establish a SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000. Lord Abbett prototype retirement plans have no such minimum. With respect to a SWP for Class B shares, the CDSC will be waived for redemptions of 12% or less per year and for redemptions over 12% per year, the CDSC will apply to the entire redemption. Therefore, please contact the Funds for assistance in minimizing the CDSC in this situation. With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase. The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. Since the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment. Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when in effect a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. The SWP may be terminated by you or by us at any time by written notice.

Retirement Plans. The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms, including 401(k) plans and custodial agreements for IRAs (Individual Retirement Accounts, including Simple IRAs and Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans. The forms name Investors Fiduciary Trust Company as custodian and contain specific information about the plans. Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents. Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

                                       6.
                                Past Performance

The Funds compute the average annual compounded rate of total return for each class during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of the maximum sales charge from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in the Prospectus. The ending redeemable value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation.

In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment (unless the return is shown at net asset value). For Class B shares, the payment of the applicable CDSC (5.0% prior to the first anniversary of purchase, 4.0% prior to the second anniversary of purchase, 3.0% prior to the third and fourth anniversaries of purchase, 2.0% prior to the fifth anniversary of purchase, 1.0% prior to the sixth anniversary of purchase and no CDSC on and after the sixth anniversary of purchase) is applied to a Fund's investment result for that class for the time period shown (unless the total return is shown at net asset value). For Class C shares, the 1.0% CDSC is applied to a Fund's investment result for that class for the time period shown prior to the first anniversary of purchase (unless the total return is shown at net asset value). Total returns also assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period. Total returns also assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period.

Using the method to compute average annual compounded total return described above, for the Class A shares of the Large-Cap Research Fund for each of the fiscal years ended November 30, 1996, 1997, and 1998, assuming a $1,000 investment at the beginning of the period, the average annual rates of total
return were    %,    % and    % and the redeemable values amounted to $     ,
$     and $     , respectively. With respect to Class A shares of the Small-Cap
Value Fund for the fiscal years ended November 30, 1996, 1997, and 1998, assuming a $1,000 investment at the beginning of the period, the average annual
rate of total return was    %,    %, and    %, and the redeemable value amounted
to $     , $     and $     , respectively.

Our yield quotation for each class is based on a 30-day period ended on a specified date, computed by dividing the net investment income per share earned during the period by the maximum offering price per share of such class on the last day of the period. This is determined by finding the following quotient: take the dividends and interest earned during the period for a class minus its expenses accrued for the period and divide by the product of : (i) the average daily number of Class shares outstanding during the period that were entitled to receive dividends; and (ii) the maximum offering price per share of such class on the last day of the period. To this quotient add one. This sum is multiplied by itself five times. Then one is subtracted from the product of this multiplication and the remainder is multiplied by two. Yield for the Class A shares reflects the deduction of the maximum initial sales charge, but may also be shown based on the Class A net asset value per share. Yields for Class B and C shares do not reflect the deduction of the CDSC.

These figures represent past performance, and an investor should be aware that the investment return and principal value of a Fund's investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that this performance will be repeated in the future.

                                       7.
                                      Taxes

The value of any shares redeemed by the Funds or repurchased or otherwise sold may be more or less than your tax basis in the shares at the time of disposition. Any gain will generally be taxable for United States federal income tax purposes. Any loss realized on the disposition of fund shares which you have held for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any "capital gains distributions" which you received with respect to such shares. Losses on the sale of shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, the taxpayer acquires shares that are substantially identical.

The writing of call options and other investment techniques and practices which a Fund may utilize may affect the character and timing of the recognition of gains and losses. Such transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Limitations imposed by the Internal Revenue Code on regulated investment companies may restrict a Fund's ability to engage in transactions in options.

The Funds may be subject to foreign withholding taxes which would reduce the yield on their investments. It is expected that fund shareholders who are subject to United States federal income tax will be entitled to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund.

The Funds will be subject to a 4% non-deductible excise tax on certain amounts not distributed or treated as having been distributed on a timely basis each calendar year. The Funds intend to distribute to shareholders each year an amount adequate to avoid the imposition of such excise tax.

Dividends paid by the Funds will qualify for the dividends-received deduction for corporations to the extent they are derived from dividends paid by domestic corporations.

Gain and loss realized by the Funds on certain transactions, including sales of foreign debt securities and certain transactions involving foreign currency, will be treated as ordinary income or loss for federal income tax purposes to the extent, if any, that such gain or loss is attributable to changes in exchange rates for foreign currencies. Accordingly, distributions taxable as ordinary income will include the net amount, if any, of such foreign exchange gains and will be reduced by the net amount, if any, of such foreign exchange losses.

If the Funds purchase shares in certain foreign investment entities called "passive foreign investment companies," they may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares, even if such income is distributed as a taxable dividend by the Funds to shareholders. Additional charges in the nature of interest may be imposed on either the Funds' or their shareholders in respect of deferred taxes arising from such distributions or gains. If the Funds were to make a "qualified electing fund" election with respect to investment in a passive foreign investment company, in lieu of the foregoing requirements, the Funds might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if such amount were not distributed to the Funds.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to United States persons (United States citizens or residents and United States domestic corporations, partnerships, trusts and estates.) Each shareholder who is not a United States person should consult his tax adviser regarding the U.S. and foreign tax consequences of the ownership of shares of the Funds, including a 30% (or lower treaty rate) United States withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of United States gift and estate taxes.

                                       8.
                          Information About the Company

The directors, trustees and officers of Lord Abbett-sponsored mutual funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Fund's Code of Ethics which complies, in substance, with each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code requires that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security 7 days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored mutual fund to the extent contemplated by the recommendations of such Advisory Group.

                                       9.
                              Financial Statements

The financial statements for the fiscal year ended November 30, 1998 and the report of Deloitte & Touche LLP, independent auditors, on such financial statements contained in the 1998 Annual Report to Shareholders of the Lord Abbett Research Fund, Inc., are incorporated herein by reference to such financial statements and report in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

PART C                  OTHER INFORMATION

This Post-Effective Amendment No. 21 (the "Amendment") to the Registrant's Registration Statement relates only to Large-Cap Research Fund, Growth Opportunities Fund, Small-Cap Value Fund - classes A, B, C, and P.

The other series and classes of shares of the Registrant are listed below and are offered by the Prospectuses and Statements of Additional Information in Parts A and B, respectively, of the Post-Effective Amendments to the Registrant's Registration Statements as identified. The following are separate series and/or classes of shares of the Registrant. This Amendment does not relate to, amend or otherwise affect the Prospectuses and Statements of Additional Information contained in the prior Post-Effective Amendments listed below, and pursuant to Rule 485(d) under the Securities Act of 1933, does not affect the effectiveness of such Post-Effective Amendments.

                POST-EFFECTIVE
                AMENDMENT NO. 21

Growth Opportunities Fund - Y shares         19; 20
Small-Cap Value Fund - Y share               19; 20

Item 23     Exhibits

            (a) Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on 3/31/95.
            (b)   By-Laws. Filed herewith.
            (c) Instruments Defining Rights of Security Holders. Incorporated by Reference.
            (d) Investment Advisory Contracts. Management Agreement. Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on 3/31/95.
            (e) Underwriting Contracts. Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on 3/31/95.
            (f) Bonus or Profit Sharing Contracts. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A to the Lord Abbett Equity Fund (File No. 811- 7538) filed on 9/22/94. .
            (g)   Custodian Agreements. Incorporated by Reference.
            (h)   Other Material Contracts. Incorporated by Reference.
            (i) Legal Opinion. Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on 3/31/95.
            (j)   Other Opinions. Incorporated by Reference.
            (k)   Omitted Financial Statements. Incorporated by Reference.
            (l)   Initial Capital Agreements. Incorporated by Reference.
            (m) Rule 12b-1 Plan. Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on 3/31/97.
            (n)   Financial Data Schedule. Filed herewith.
            (o) Rule 18f-3 Plan. Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on 3/31/97

Item 24     Persons Controlled by or Under Common Control with the Fund

            None.

Item 25     Indemnification

            All Trustees, officers, employees and agents of Registrant are to be indemnified as set forth in Section 4.3 of Registrant's Declaration of Trust.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            In addition, Registrant maintains a Trustees' and officers' errors and omissions liability insurance policy protecting Trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as Trustees or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 26     Business and Other Connections of Investment Adviser

            Lord, Abbett & Co. acts as investment adviser for twelve other investment companies (of which it is principal underwriter for thirteen) and as investment adviser to approximately 8,300 private accounts as of September 30, 1998. Other than acting as trustees, directors and/or officers of open-end investment companies managed by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or Trustee of any entity.

Item 27     Principal Underwriters

      (a)   Lord Abbett Mid-Cap Value Fund, Inc.
            Lord Abbett Bond-Debenture Fund, Inc.
            Lord Abbett Developing Growth Fund, Inc.
            Lord Abbett Tax-Free Income Fund, Inc.
            Lord Abbett Global Fund, Inc.
            Lord Abbett Series Fund, Inc.
            Lord Abbett U.S. Government Money Market Fund, Inc.
            Lord Abbett Equity Fund
            Lord Abbett Tax-Free Income Trust
            Lord Abbett Affiliated Fund, Inc.
            Lord Abbett Investment Trust
            Lord Abbett Securities Trust

            Investment Advisor
            American Skandia Trust (Lord Abbett Growth & Income Portfolio)

      (b)   The partners of Lord, Abbett & Co. are:

            Name and Principal            Positions and Offices

            Business Address (1)          with Registrant
            --------------------          --------------------------

            Robert S. Dow                 Chairman and President
            Paul A. Hilstad               Vice President & Secretary
            Robert P. Fetch               Executuive Vice President
            Robert G. Morris              Executive Vice President
            Daniel E. Carper              Vice President
            Zane E. Brown                 Vice President
            John J. Walsh                 Vice President

            The other general partners of Lord Abbett & Co. who are neither officers nor directors of the Registrant are Stephen I. Allen, John
            E. Erard, Daria L. Foster, Robert I. Gerber, Thomas W. Hudson, Jr., Stephen I. McGruder, Michael McLaughlin, Robert J. Noelke, and R. Mark Pennington, and Christopher J. Towle.

            Each of the above has a principal business address:
            767 Fifth Avenue, New York, NY 10153

      (c)   Not applicable

Item 28     Location of Accounts and Records

            Registrant maintains the records, required by Rules 31a - 1(a) and
            (b), and 31a - 2(a) at its main office.

            Lord, Abbett & Co. maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

            Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 29     Management Services

            None

Item 30     Undertakings

            The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            The registrant undertakes, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant had duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th day of January, 1999.

BY:  /s/ Thomas F. Konop
         Thomas F. Konop
         Vice President

                                POWER OF ATTORNEY

      Each person whose signature appears below on this Amendment to the Registration Statement hereby constitutes and appoints Paul A. Hilstad, Lawrence
H. Kaplan and Thomas F. Konop, each of them, with full power to act without the other, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to this Registration Statement of each Fund enumerated on Exhibit A hereto (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                       Title                        Date
----------                       -----                        ----

                              Chairman, President
/s/ Robert S. Dow*            and Director/Trustee            1/29/99
--------------------------   ----------------------         -----------
Robert S. Dow

/s/ E. Thayer Bigelow*          Director/Trustee              1/29/99
--------------------------   ----------------------         -----------
E. Thayer Bigelow

/s/ William H. T. Bush*         Director/Trustee              1/29/99
--------------------------   ----------------------         -----------
William H. T. Bush

/s/ Robert B. Calhoun, Jr.*     Director/Trustee              1/29/99
--------------------------   ----------------------         -----------
Robert B. Calhoun, Jr.

/s/ Stewart S. Dixon*           Director/Trustee              1/29/99
--------------------------   ----------------------         -----------
Stewart S. Dixon

/s/ John C. Jansing*            Director/Trustee              1/29/99
--------------------------   ----------------------         -----------
John C. Jansing

/s/ C. Alan MacDonald*          Director/Trustee              1/29/99
--------------------------   ----------------------         -----------
C. Alan MacDonald

/s/ Hansel B. Millican, Jr.*    Director/Trustee              1/29/99
--------------------------   ----------------------         -----------
Hansel B. Millican, Jr.

/s/ Thomas J. Neff*             Director/Trustee              1/29/99
--------------------------   ----------------------         -----------
Thomas J. Neff

*BY: /s/ Thomas F. Konop
         Thomas F. Konop
         Attorney-in-Fact

EXHIBIT A

                        Lord Abbett Affiliated Fund, Inc.

                      Lord Abbett Bond-Debenture Fund, Inc.

                    Lord Abbett Developing Growth Fund, Inc.

                      Lord Abbett Mid-Cap Value Fund, Inc.

                          Lord Abbett Global Fund, Inc.

                          Lord Abbett Investment Trust

                          Lord Abbett Securities Trust

                     Lord Abbett Tax-Free Income Fund, Inc.

                        Lord Abbett Tax-Free Income Trust

         Lord Abbett U.S. Government Securities Money Market Fund, Inc.

                         Lord Abbett Research Fund, Inc.

                          Lord Abbett Series Fund, Inc.

                          Lord Abbett Equity Fund, Inc.

                                     BY-LAWS

                                       OF

                         LORD ABBETT RESEARCH FUND, INC.

                                    ARTICLE I

                                     OFFICES

      Section 1. Principal Office. The principal office of the Corporation in Maryland shall be in the City of Baltimore, and the name of the resident agent in charge thereof is The Prentice-Hall Corporation Systems, Maryland.

      Section 2. Other Offices. The Corporation may also have an office in the City and State of New York and offices at such other places as the Board of Directors may from time to time determine.

                                   ARTICLE II

                              STOCKHOLDERS MEETING

      Section 1. Annual Meetings. The Corporation shall not hold an annual meeting of its stockholders in any fiscal year of the Corporation unless required in accordance with the following sentence. The Chairman of the Board or the President shall call an annual meeting of the stockholders when the election of directors is required to be acted on by stockholders under the Investment Company Act of 1940, as amended, and the Chairman of the Board, the President, a Vice President, the Secretary or any director shall call an annual meeting of stockholders at the request in writing of a majority of the Board of Directors or of stockholders holding at least one-quarter of the stock of the Corporation outstanding and entitled to vote at the meeting. Any annual meeting of the stockholders held pursuant to the foregoing sentence shall be held at such time and at such place, within the City of New York or elsewhere, as may be fixed by the Chairman of the Board or the President or the Board of Directors or by the stockholders holding at least one-quarter of the stock of the Corporation outstanding and entitled to vote, as the case may be, and as may be stated in the notice setting forth such call, provided that any stockholders requesting such meeting shall have paid to the Corporation the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such stockholders. Any meeting of stockholders held in accordance with this
Section 1 shall for all purposes constitute the annual meeting of stockholders for the fiscal year of the Corporation in which the meeting is held and, without limiting the generality of the foregoing, shall be held for the purposes of (a) acting on any such matter or matters so required to be acted on by stockholders under the Investment Company Act of 1940, as amended, and (b) electing directors, and for transacting such other business as may properly be brought before the meeting. Only such business, in addition to that prescribed by law, by the Articles of Incorporation and by these By-laws, may be brought before such meeting as may be specified by resolution of the Board of Directors or by writing filed with the Secretary of the Corporation and signed by the Chairman of the Board or by the President or by a majority of the directors or by stockholders holding at least one-quarter of the stock of the Corporation outstanding and entitled to vote at the meeting.

      Section 2. Special Meetings. Special meetings of the stockholders for any purpose or purposes may be held upon call by the Chairman of the Board or by a majority of the Board of Directors, and shall be called by the Chairman of the Board, the President, a Vice President, the Secretary or any director at the request in writing of a majority of the Board of Directors or of stockholders holding at least one-quarter of the stock of the Corporation outstanding and entitled to vote at the meeting, at such time and at such place where an annual meeting of stockholders could be held, as may be fixed by the Chairman of the Board, the President or the Board of Directors or by the stockholders holding at least one-quarter of the stock of the Corporation outstanding and so entitled to vote, as the case may be, and as may be stated in the notice setting forth such call. Such request shall state the purpose or purposes of the proposed meeting, and only such purpose or purposes so specified may properly be brought before such meeting.

        Section 3. Notice of Meetings. Written or printed notice of every annual or special meeting of stockholders, stating the time and place thereof and the general nature of the business proposed to be transacted at any such meeting, shall be delivered personally or mailed not less than 10 or more than 90 days previous thereto to each stockholder of record entitled to vote at the meeting at his address as the same appears on the books of the Corporation. Meetings may be held without notice if all of the stockholders entitled to vote are present or represented at the meeting, or if notice is waived in writing, either before or after the meeting, by those not present or represented at the meeting. No notice of an adjourned meeting of the stockholders other than an announcement of the time and place thereof at the preceding meeting shall be required.

      Section 4. Quorum. The presence in person or by proxy of the holders of a third of the Shares of all Classes issued and outstanding and entitled to vote thereat shall constitute a quorum for the transaction of any business at all meetings of the shareholders except as otherwise provided by law or in the Articles of Incorporation and except that where the holders of the Shares of any Class are entitled to a separate vote as a Class (a "Separate Class") or where the holders of Shares of two or more (but not all) Classes are required to vote as a single Class (a "Combined Class"), the presence in person or by proxy of the holders of a third of the Shares of that Separate Class or Combined Class, as the case may be, issued and outstanding and entitled to vote thereat shall constitute a quorum for such vote. If, however, a quorum with respect to all Classes, a Separate Class or a Combined Class, as the case may be, issued and outstanding and entitled to vote thereat shall constitute a quorum for such vote. If, however, a quorum with respect to all Classes, a Separate Class or a Combined Class, as the case may be, shall not be present or represented at any meeting of the shareholders, the holders of a majority of the Shares of all Classes, such Separate Class or such Combined Class, as the case may be, present in person or by proxy and entitled to vote shall have power to adjourn the meeting from time to time as to all Classes, such Separate Class or such Combined Class, as the case may be without notice other than announcement at the meeting, until the requisite number of Shares entitled to vote at such meeting shall be present. At such adjourned meeting at which the requisite number of Shares entitled to vote thereat shall be represented any business may be transacted at the meeting as originally notified. The absence from any meeting of stockholders of the number of Shares in excess of a third of the Shares of all Classes or of the affected Class or Classes, as the case may be, which may be required by laws of the State of Maryland, the Investment Company Act of 1940 or any other applicable law or the Articles of Incorporation, for action upon any given matter shall not prevent action of such meeting upon any other matter or matters which may properly come before the meeting, if there shall be present thereat, in person or by proxy, holders of the number of Shares required for action in respect of such matter or matters.

      Section 5. Voting. All elections shall be had and all questions decided by a majority of the votes cast, without regard to Class, at a duly constituted meeting, except as otherwise provided by law or by the Articles of Incorporation or by these By-laws and except that with respect to a question as to which the holders of Shares of any Class or Classes are entitled or required to vote as a Separate Class or a Combined Class, as the case may be, such question shall be decided as to such Separate Class or such Combined Class, as the case may be, by a majority of the votes cast by Shares of such Separate Class or such Combined Class, as the case may be.

      With respect to all Shares having voting rights (a) a shareholder may vote the shares owned of record by him either in person or by proxy executed in writing by the shareholder or by his duly authorized attorney-in-fact, provided that no proxy shall be valid after eleven months from its date unless otherwise provided in the proxy and (b) in all elections for directors every shareholder shall have the right to vote, in person or by proxy, the Shares owned of record by him, for as many persons as there are directors to be elected and for whose election he has a right to vote.

                                   ARTICLE III

                               BOARD OF DIRECTORS

      Section 1. General Powers. The property, affairs and business of the Corporation shall be managed by the Board of Directors, provided, however, that the Board of Directors may authorize the Corporation to enter into an agreement or agreements with any person, corporation, association, partnership or other organization, subject to the Board's supervision and control, for the purpose of providing managerial, investment advisory and related services to the Corporation which may include management or supervision of the investment portfolio of the Corporation.

      Section 2. Number, Class Quorum, Election, Term of Office and Qualifications. The Board of Directors of the Corporation shall consist of not less than three or more than fifteen persons, none of whom need be stockholders of the Corporation. The number of directors (within the above limits) shall be determined by the Board of Directors from time to time, as it sees fit, by vote of a majority of the whole Board. Directors shall consist of one class only. The directors shall be elected at each annual meeting of stockholders and, whether or not elected for a specific term, shall hold office, unless sooner removed, until their respective successors are elected and qualify. One-third of the whole Board, but in no event less than two, shall constitute a quorum for the transaction of business, but if at any meeting of the Board there shall be less than a quorum present, a majority of the directors present may adjourn the meeting from time to time until a quorum shall have been obtained, when any business may be transacted which might have been transacted at a meeting as originally convened. No notice of an adjourned meeting of the directors other than an announcement of the time and place thereof at the preceding meeting shall be required. The acts of the majority of the directors present at any meeting at which there is a quorum shall be the acts of the Board, except as otherwise provided by law, by the Articles of Incorporation or by these By-laws.

      Section 3. Vacancies. The Board of Directors, by vote of a majority of the whole Board, may elect directors to fill vacancies in the Board resulting from an increase in the number of directors or from any other cause. Directors so chosen shall hold office until their respective successors are elected and qualify, unless sooner displaced pursuant to law or by these By-laws. The stockholders, at any meeting called for the purpose, may, with or without cause, remove any director by the affirmative vote of the holders of a majority of the votes entitled to be cast, and at any meeting called for the purpose may fill the vacancy in the Board thus caused.

      Section 4. Regular Meetings. Regular meetings of the Board of Directors shall be held at such time and place, within or without the State of Maryland, as may from time to time be fixed by Resolution of the Board or as may be specified in the notice of any meeting. No notice of regular meetings of the Board shall be required except as required by the Investment Company Act of 1940, as amended.

        Section 5. Special Meetings. Special meetings of the Board of Directors may be called from time to time by the Chairman of the Board, the President, any Vice President or any two directors. Each special meeting of the Board shall be held at such place, either within or outside of the State of Maryland, as shall be designated in the notice of such meeting. Notice of each such meeting shall be mailed to each director, at his residence or usual place of business, at least two days before the day of the meeting, or shall be directed to him at such place by telegraph or cable, or be delivered to him personally not later than the day before the day of the meeting. Every such notice shall state the time and place of the meeting but need not state the purposes thereof, except as otherwise expressly provided in these By-laws or by statute.

      Section 6. Telephonic Conference Meetings. Any meeting of the Board or any committee thereof may be held by conference telephone, regardless where each director may be located at the time, by means of which all persons participating in the meeting can hear each other, and participation in such meeting in such manner shall constitute presence in person at such meeting, except where the Investment Company Act of 1940, as amended, specifically requires that the vote of such director be cast in person.

      Section 7. Fees and Expenses. The directors shall receive such fees and expenses for services to the Corporation as may be fixed by the Board of Directors, subject however, to such limitations as may be provided in the Articles of Incorporation. Nothing herein contained shall be construed to preclude any director from serving the Corporation in any other capacity as an officer, agent or otherwise and receiving compensation therefor.

      Section 8. Transactions with Directors. Except as otherwise provided by law or in the Articles of Incorporation, a director of the Corporation shall not in the absence of fraud be disqualified from office by dealing or contracting with the Corporation either as a vendor, purchaser or otherwise, nor in the absence of fraud shall any transaction or contract of the Corporation be void or voidable or affected by reason of the fact that any director, or any firm of which any director is a member, or any corporation of which any director is an officer, director or stockholder, is in any way interested in such transaction or contract; provided that at the meeting of the Board of Directors, at which said contract or transaction is authorized or confirmed, the existence of an interest of such director, firm or corporation is disclosed or made known and there shall be present a quorum of the Board of Directors a majority of which, consisting of directors not so interested, shall approve such contract or transaction. Nor shall any director be liable to account to the Corporation for any profit realized by him from or through any such transaction or contract of the Corporation ratified or approved as aforesaid, by reason of the fact that he or any firm of which he is a member, or any corporation of which he is an officer, director, or stockholder, was interested in such transaction or contract. Directors so interested may be counted when present at meetings of the Board of Directors for the purpose of determining the existence of a quorum. Any contract, transaction or act of the Corporation or of the Board of Directors (whether or not approved or ratified as hereinabove provided) which shall be ratified by a majority of the votes cast at any annual or special meeting at which a quorum is present called for such purpose, or approved in writing by a majority in interest of the stockholders having voting power without a meeting, shall, except as otherwise provided by law, be valid and as binding as through ratified by every stockholder of the Corporation.

      Section 9. Committees. The Board of Directors may, by resolution adopted by a majority of the whole Board, designate one or more committees each such committee to consist of two or more directors of the Corporation, which, to the extent permitted by law and provided in said resolution, shall have and may exercise the powers of the Board over the business and affairs of the Corporation, and may have power to authorize the seal of the Corporation to be affixed to all papers which may require it. Such committee or committees shall have such name or names as may be determined from time to time by resolution adopted by the Board of Directors. A majority of the members of any such committee may determine its action and fix the time and place of its meetings, unless the Board of Directors shall otherwise provide. The Board of Directors shall have power at any time to change the membership of, to fill vacancies in, or to dissolve any such committee.

      Section 10. Written Consents. Any action required or permitted to be taken at any meeting of the Board of Directors or by any committee thereof may be taken without a meeting, if a written consent thereto is signed by all members of the Board or of such committee, as the case may be, and such written consent is filed with the minutes or proceedings of the Board or committee.

      Section 11. Waiver of Notice. Whenever under the provisions of these By-laws, or of the Articles of Incorporation, or of any of the laws of the State of Maryland, or other applicable statute, the Board of Directors is authorized to hold any meeting or take any action after notice or after the lapse of any prescribed period of time, a waiver thereof, in writing, signed by the person or persons entitled to such notice or lapse of time, whether signed before or after the time of meeting or action stated herein, shall be deemed equivalent thereto. The presence at any meeting of a person or persons entitled to notice thereof shall be deemed a waiver of such notice as to such person or persons.

                                   ARTICLE IV

                                    OFFICERS

      Section 1. Number and Designation. The Board of Directors shall each year appoint from among their members a Chairman and a President of the Corporation, and shall appoint one or more Vice Presidents, a Secretary and a Treasurer and, from time to time, any other officers and agents as it may deem proper. Any two of the above-mentioned offices, except those of the President and a Vice President, may be held by the same person, but no officer shall execute, acknowledge or verify any instrument in more than one capacity if such instrument be required by law or by these By-laws to be executed, acknowledged or verified by any two or more officers.

      Section 2. Term of Office. The term of office of all officers shall be one year or until their respective successors are chosen; but any officer or agent chosen or appointed by the Board of Directors may be removed, with or without cause, at any time, by the affirmative vote of a majority of the members of the Board then in office.

      Section 3. Duties. Subject to such limitations as the Board of Directors may from time to time prescribe, the officers of the Corporation shall each have such powers and duties as generally appertain to their respective offices, as well as such powers and duties as from time to time may be conferred by the Board of Directors.

                                    ARTICLE V

                              CERTIFICATE OF STOCK

      Section 1. Form and Issuance. Each stockholder of the Corporation, of a particular Class, shall be entitled upon request, to a certificate or certificates, in such form as the Board of Directors may from time to time prescribe, which shall represent and certify the number of shares of stock of the Corporation of that Class of stock owned by such stockholder. The certificates for shares of stock of the Corporation shall bear the signature, either manual or facsimile, of the Chairman of the Board, the President or a Vice President and the Treasurer or an Assistant Treasurer or the Secretary or an Assistant Secretary, and shall be sealed with the seal of the Corporation or bear a facsimile of such seal. The validity of any stock certificate shall not be affected if any officer whose signature appears thereon ceases to be an officer of the Corporation before such certificate is issued.

      Section 2. Transfer of Stock. The shares of stock of the Corporation of any Class shall be transferable on the books of the Corporation by the holder thereof in person or by a duly authorized attorney, upon surrender for cancellation of a certificate or certificates for a like number of shares, with a duly executed assignment and power of transfer endorsed thereon or attached thereto, or, if no certificate has been issued to the holder in respect of shares of stock of the Corporation, upon receipt of written instructions, signed by such holder, to transfer such shares from the account maintained in the name of such holder by the Corporation or its agent. Such proof for the authenticity of the signatures as the Corporation or its agent may reasonably require shall be provided.

      Section 3. Lost, Stolen, Destroyed and Mutilated Certificates. The holder of any stock of the Corporation of any Class shall immediately notify the Corporation of any loss, theft, destruction or mutilation of any certificate therefore, and the Board of

Directors may, in its discretion, cause to be issued to him a new certificate or certificates of stock of the same Class, upon the surrender of the mutilated certificate or in case of loss, theft or destruction of the certificate upon satisfactory proof of such loss, theft or destruction; and the Board of Directors may, in its discretion, require the owner of the lost, stolen or destroyed certificate, or his legal representatives, to give to the Corporation and to such registrar or transfer agent as may be authorized or required to countersign such new certificate or certificates, a bond, in such sum as they may direct, and with such surety or sureties, as they may direct, as indemnity against any claim that may be made against them or any of them on account of or in connection with the alleged loss, theft, or destruction of any such certificate.

      Section 4. Record Date. The Board of Directors may fix, in advance, a date as the record date for the purpose of determining stockholders, of any Class, entitled to notice of, or to vote at, any meeting of stockholders, of any Class, or stockholders of any Class entitled to receive payment of any dividend or the allotment of any rights, or in order to make a determination of stockholders of any Class for any other proper purpose. Such date, in any case, shall be not more than 90 days, and in case of a meeting of stockholders, not less than 10 days, prior to the date on which the particular action requiring such determination of stockholders is to be taken. In lieu of fixing a record date, the Board of Directors may provide that the stock transfer books shall be closed for a stated period but not to exceed, in any case, 20 days prior to the date of any meeting of stockholders or the date for payment of any dividend or the allotment of rights. If the stock transfer books are closed for the purpose of determining stockholders entitled to notice of or to vote at a meeting of stockholders, such books shall be closed for at least 10 days immediately preceding such meeting. If no record date for the determination of stockholders entitled to notice of, or to vote at, a meeting of stockholders shall be at the close of business on the day on which notice of the meeting is mailed or the day 30 days before the meeting, whichever is the closer date to the meeting, and the record date for the determination of stockholders entitled to receive payment of a dividend or an allotment of any rights shall be at the close of business on the day on which the resolution of the Board of Directors declaring the dividend or allotment of rights is adopted, provided that the payment or allotment date shall not be more than 90 days after the date of the adoption of such resolution.

                                   ARTICLE VI

                                 CORPORATE BOOKS

      The books of the Corporation may be kept outside the State of Maryland at such place or places as the Board of Directors may from time to time determine. The original or duplicate stock ledger shall be maintained at the office of the Corporation's transfer agent.

                                   ARTICLE VII

                                   SIGNATURES

      Except as otherwise provided in these By-Laws or as the Board of Directors may generally or in particular cases authorize the execution thereof in some other manner, all deeds, leases, transfers, contracts, bonds, notes, checks, drafts and other obligations made, accepted or endorsed by the Corporation and all endorsements, assignments, transfers, stock powers or other instruments of transfer of securities owned by or standing in the name of the Corporation shall be signed or executed by two officers of the Corporation, who shall be the Chairman, the President or a Vice President and a Vice President, the Secretary or the Treasurer.

                                  ARTICLE VIII

                                   FISCAL YEAR

      The fiscal year of the Corporation shall be established by resolution of the Board of Directors of the Corporation.

                                   ARTICLE IX

                                 CORPORATE SEAL

      The corporate seal of the Corporation shall consist of a flat faced circular die with the word "Maryland" together with the name of the Corporation, the year of its organization, and such other appropriate legend as the Board of Directors may from time to time determine, cut or engraved thereon. In lieu of the corporate seal, when so authorized by the Board of Directors or a duly empowered committee thereof, a facsimile thereof may be impressed or affixed or reproduced.

                                    ARTICLE X

                                 INDEMNIFICATION

      As part of the consideration for agreeing to serve and serving as a director of the Corporation, each director of the Corporation shall be indemnified by the Corporation against every judgement, penalty, fine, settlement, and reasonable expense (including attorneys' fees) actually incurred by the director in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, in which the director was, is, or is threatened to be made a named defendant or respondent (or otherwise becomes a party) by reason of such director's service in that capacity or status as such, and the amount of every such judgement, penalty, fine, settlement and reasonable expense so incurred by the director shall be paid by the Corporation or, if paid by the director, reimbursed to the director by the Corporation, subject only to the conditions and limitations imposed by the applicable provisions of Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland and by the provisions of
Section 17(h) of the United States Investment Company Act of 1940 as interpreted and as required to be implemented by Securities and Exchange Commission Release No. IC-11330 of September 4, 1980. The foregoing shall not limit the authority of the Corporation to indemnify any of its officers, employees or agents to the extent consistent with applicable law.

                                   ARTICLE XI

                                   AMENDMENTS

      All By-Laws of the Corporation shall be subject to alteration, amendment, or repeal, and new By-Laws not inconsistent with any provision of the Articles of

Incorporation of the Corporation may be made, either by the affirmative vote of the holders of record of a majority of the outstanding stock of the Corporation entitled to vote in respect thereof, given at an annual meeting or at any special meeting, provided notice of the proposed alteration, amendment or repeal of the proposed new By-Laws is included in or accompanies the notice of such meeting, or by the affirmative vote of a majority of the whole Board of Directors given at a regular special meeting of the Board of Directors, provided that the notice of any such special meeting indicates that the By-Laws are to be altered, amended, repealed, or that new By-Laws are to be adopted.

                                   ARTICLE XII

                 COMPLIANCE WITH INVESTMENT COMPANY ACT OF 1940

      Investment Company Act of 1940. No provision of the By-Laws of the Corporation shall be given effect to the extent inconsistent with the requirements of the Investment Company Act of 1940, as amended.